As filed with the Securities and Exchange Commission on March 19, 2014

Securities Act File No.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. ☐

ING Investors Trust

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Suite 100, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-262-3862
(Registrant’s Area Code and Telephone Number)

Huey P. Falgout, Jr.

ING U.S. Legal Services

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Name and Address of Agent for Service)

With copies to:

Jeffrey S. Puretz, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006-2401

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on May 2, 2014, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Class ADV, Class I, Class S, and Class S2 of ING Large Cap Growth Portfolio

VY Marsico Growth Portfolio

(formerly, ING Marsico Growth Portfolio)

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(800) 366-0066

May 15, 2014

Dear Shareholder:

On behalf of the Board of Trustees (the “Board”) of VY Marsico Growth Portfolio (formerly, ING Marsico Growth Portfolio) (“Marsico Portfolio”), we are pleased to invite you to a special meeting of shareholders (the “Special Meeting”) of Marsico Portfolio. The Special Meeting is scheduled for 1:00 P.M., Local time, on June 19, 2014, at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

At the Special Meeting, shareholders of Marsico Portfolio will be asked to vote on the proposed reorganization (the “Reorganization”) of Marsico Portfolio with and into Voya Large Cap Growth Portfolio (“Large Cap Growth Portfolio,” together with Marsico Portfolio, the “Portfolios”). The Portfolios are members of the Voya family of funds.

Shares of Marsico Portfolio have been purchased by you or at your direction through your qualified pension or retirement plan (collectively, “Qualified Plans”) or, at your direction by your insurance company, through its separate accounts to serve as investment options under your variable annuity contract or variable life insurance policy. If the Reorganization is approved by shareholders, the separate account in which you have an interest or the Qualified Plan in which you are a participant will own shares of Large Cap Growth Portfolio instead of shares of Marsico Portfolio beginning on the date the Reorganization occurs. The Reorganization would provide the separate account in which you have an interest or the Qualified Plan in which you are a participant with an opportunity to participate in a larger combined portfolio that seeks long-term capital growth.

Formal notice of the Special Meeting appears on the next page, followed by a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”). The Reorganization is discussed in detail in the enclosed Proxy Statement/Prospectus, which you should read carefully. The Board recommends that you vote “FOR” the Reorganization.

Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please read the Proxy Statement/Prospectus and cast your vote. It is important that your vote be received no later than June 18, 2014.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews
President and Chief Executive Officer

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NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

OF

VY Marsico Growth Portfolio

(formerly, ING Marsico Growth Portfolio)

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(800) 366-0066

Scheduled for June 19, 2014

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of the shareholders (the “Special Meeting”) of VY Marsico Growth Portfolio (“Marsico Portfolio”) is scheduled for 1:00 P.M., Local time, on June 19, 2014 at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

At the Special Meeting, Marsico Portfolio’s shareholders will be asked:

1.	To approve an Agreement and Plan of Reorganization by and between Marsico Portfolio and Voya Large Cap Growth Portfolio (“Large Cap Growth Portfolio”), providing for the reorganization of Marsico Portfolio with and into Large Cap Growth Portfolio (the “Reorganization”); and

2.	To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

Please read the enclosed combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) carefully for information concerning the Reorganization to be placed before the Special Meeting.

The Board of Trustees recommends that you vote “FOR” the Reorganization.

Shareholders of record as of the close of business on March 28, 2014, are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournments or postponements thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, please complete, sign, and return the enclosed Proxy Ballot or Voting Instruction Card by June 18, 2014 so that a quorum will be present and a maximum number of shares may be voted. Proxies or voting instructions may be revoked at any time before they are exercised by submitting a revised Proxy Ballot or Voting Instruction Card, by giving written notice of revocation to Marsico Portfolio or by voting in person at the Special Meeting.

By Order of the Board of Trustees

Huey P. Falgout, Jr.
Secretary

May 15, 2014

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PROXY STATEMENT/PROSPECTUS

May 15, 2014

Special Meeting of Shareholders
of VY Marsico Growth Portfolio
Scheduled for June 19, 2014

ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:

VY Marsico Growth Portfolio	Voya Large Cap Growth Portfolio
(formerly, ING Marsico Growth Portfolio)	(formerly, ING Large Cap Growth Portfolio)
(A series of Voya Investors Trust)	(A series of Voya Investors Trust)
7337 East Doubletree Ranch Road, Suite 100	7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258-2034	Scottsdale, Arizona 85258-2034
(800) 366-0066	(800) 366-0066
(each an open-end management investment company)

Important Notice Regarding the Availability of Proxy Materials

for the Shareholder Meeting to be Held on June 19, 2014

This Proxy Statement/Prospectus and Notice of Special Meeting are available at: www.proxyvote.com/voya

The Prospectus/Proxy Statement explains concisely what you should know before voting on the matter described herein or investing in Voya Large Cap Growth Portfolio. Please read it carefully and keep it for future reference.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TO OBTAIN MORE INFORMATION

To obtain more information about VY Marsico Growth Portfolio (“Marsico Portfolio”) and Voya Large Cap Growth Portfolio (“Large Cap Growth Portfolio,” and together with Marsico Portfolio, the “Portfolios”), please write, call, or visit our website for a free copy of the current prospectus, statement of additional information, annual/semi-annual shareholder reports, or other information.

By Phone:	(800) 992-0180

By Mail:	Voya Investment Management 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034

By Internet:	www.voyainvestments.com/vp/literature

The following documents containing additional information about the Portfolios, each having been filed with the U.S. Securities and Exchange Commission (“SEC”), are incorporated by reference into this Proxy Statement/Prospectus:

1.	The Statement of Additional Information dated May 15, 2014 relating to this Proxy Statement/Prospectus;

2.	The Prospectuses and Statement of Additional Information dated May 1, 2014 for Marsico Portfolio; and

3.	The Prospectuses and Statement of Additional Information dated May 1, 2014 for Large Cap Growth Portfolio.

The Portfolios are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and in accordance therewith, file reports and other information including proxy materials with the SEC.

You also may view or obtain these documents from the SEC:

In Person:	Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (202) 551-8090

By Mail:	U.S. Securities and Exchange Commission Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (Duplication Fee Required)

By Email:	publicinfo@sec.gov (Duplication Fee Required)

By Internet:	www.sec.gov

When contacting the SEC, you will want to refer to the Portfolios’ SEC file numbers. The file number for the document listed above as (1) is [               ]. The file number for the documents listed above as (2) and (3) is 33-23512.

TABLE OF CONTENTS

Introduction	1
What is happening?	1
Why did you send me this booklet?	1
Who is eligible to vote?	1
How do I vote?	1
How does the Board recommend that I vote?	1
When and where will the Special Meeting be held?	1
Summary of the Proposed Reorganization	2
Proposal One – Approval of the Reorganization	3
What is the proposed Reorganization?	3
Why is a Reorganization proposed?	3
How do the Investment Objectives compare?	3
How do the Annual Portfolio Operating Expenses compare?	3
How do the Principal Investment Strategies compare?	5
How do the Principal Risks compare?	7
How does Marsico Portfolio’s performance compare to Large Cap Growth Portfolio?	8
How do certain characteristics of the Portfolios compare?	10
How does the management of the Portfolios compare?	10
Additional Information about the Portfolios	13
Additional Information about the Reorganization	14
What is the Board’s recommendation?	15
What factors did the Board consider?	15
What is the required vote?	15
What happens if shareholders do not approve the Reorganization?	15
General Information about the Proxy Statement/Prospectus	16
Who is asking for my vote?	16
How is my proxy being solicited?	16
What happens to my proxy once I submit it?	16
Can I revoke my proxy after I submit it?	16
How will my shares be voted?	16
How many shares are outstanding?	16
Can shareholders submit proposals for a future shareholder meeting?	17
Why did my household only receive one copy of this Proxy Statement/Prospectus?	17
Appendix A: Form of Agreement and Plan of Reorganization	18
Appendix B: Additional Information Regarding Voya Large Cap Growth Portfolio	27
Portfolio Holdings Information	27
How Shares Are Priced	27
How to Buy and Sell Shares	27
Frequent Trading - Market Timing	28
Payments to Financial Intermediaries	29
Dividends, Distributions, and Taxes	30
FINANCIAL HIGHLIGHTS	31
Appendix C: Security Ownership of Certain Beneficial and Record Owners	32

Introduction

What is happening?

On January 23, 2014, the investment adviser to VY Marsico Growth Portfolio (formerly, ING Marsico Growth Portfolio) (“Marsico Portfolio”) and Voya Large Cap Growth Portfolio (“Large Cap Growth Portfolio,” together with Marsico Portfolio, the “Portfolios”) proposed and the Board of Trustees (the “Board”) of the Portfolios approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”). The Reorganization Agreement provides for the reorganization of Marsico Portfolio with and into Large Cap Growth Portfolio (the “Reorganization”). The Reorganization Agreement requires shareholder approval, and, if approved, is expected to be effective as of the close of business on July 18, 2014, or such other date as the parties may agree (the “Closing Date”).

Why did you send me this booklet?

Shares of Marsico Portfolio have been purchased by you or at your direction through your qualified pension or retirement plan (“Qualified Plans”) or, at your direction, by your insurance company through its separate accounts (“Separate Accounts”) to serve as an investment option under your variable annuity and/or variable life contract (“Variable Contract”).

This booklet includes a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) and a Proxy Ballot or Voting Instruction Card for Marsico Portfolio. It provides you with information you should review before providing voting instructions on the matters listed in the Notice of Special Meeting.

The Separate Accounts and Qualified Plans or their trustees, as record owners of Marsico Portfolio shares are, in most cases, the true “shareholders” of Marsico Portfolio; however, participants in Qualified Plans (“Plan Participants”) or holders of Variable Contracts (“Variable Contract Holders”) may be asked to instruct their Qualified Plan trustee or Separate Accounts, as applicable, as to how they would like the shares attributed to their Qualified Plan or Variable Contract to be voted. For clarity and ease of reading, references to “shareholder” or “you” throughout this Proxy Statement/Prospectus do not refer to the technical shareholder but rather refer to the persons who are being asked to provide voting instructions on the proposals, unless the context indicates otherwise. Similarly, for ease of reading, references to “voting” or “vote” do not refer to the technical vote but rather to the voting instructions provided by Variable Contract Holders or Plan Participants.

Because you are being asked to approve a Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of Large Cap Growth Portfolio, this Proxy Statement also serves as a prospectus for Large Cap Growth Portfolio. Large Cap Growth Portfolio is an open-end management investment company, which seeks long-term capital growth, as described more fully below.

Who is eligible to vote?

Shareholders holding an investment in shares of Marsico Portfolio as of the close of business on March 28, 2014 (the “Record Date”) are eligible to vote at the Special Meeting or any adjournments or postponements thereof.

How do I vote?

You may submit your Proxy Ballot or Voting Instruction Card in one of four ways:

•	By Internet. The web address and instructions for voting can be found on the enclosed Proxy Ballot or Voting Instruction Card. You will be required to provide your control number located on the Proxy Ballot or Voting Instruction Card.

•	By Telephone. The toll-free number for telephone voting can be found on the enclosed Proxy Ballot or Voting Instruction Card. You will be required to provide your control number located on the Proxy Ballot or Voting Instruction Card.

•	By Mail. Mark the enclosed Proxy Ballot or Voting Instruction Card, sign and date it, and return it in the postage-paid envelope we provided. Both joint owners must sign the Proxy Ballot or Voting Instruction Card.

•	In Person at the Special Meeting. You can vote your shares in person at the Special Meeting. If you expect to attend the Special Meeting in person, please call Shareholder Services toll-free at (800) 992-0180.

To be certain your vote will be counted, a properly executed Proxy Ballot or Voting Instruction Card must be received no later than 5:00 P.M., Local time, on June 18, 2014.

How does the Board recommend that I vote?

The Board recommends that shareholders vote “FOR” the Reorganization.

When and where will the Special Meeting be held?

The Special Meeting is scheduled to be held at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034, on June 19, 2014, at 1:00 P.M., Local time, and, if the Special Meeting is adjourned or postponed, any adjournments or postponements of the Special Meeting will also be held at the above location. If you expect to attend the Special Meeting in person, please call Shareholder Services toll-free at (800) 992-0180.

1

Summary of the Proposed Reorganization

You should read this entire Proxy Statement/Prospectus, and the Reorganization Agreement, which is included in Appendix A. For more information about Large Cap Growth Portfolio, please consult Appendix B and Large Cap Growth Portfolio’s Prospectus dated May 1, 2014.

On January 23, 2014, the Board approved the Reorganization. Subject to shareholder approval, the Reorganization Agreement provides for:

•	the transfer of all of the assets of Marsico Portfolio to Large Cap Growth Portfolio in exchange for shares of beneficial interest of Large Cap Growth Portfolio;

•	the assumption by Large Cap Growth Portfolio of all the liabilities of Marsico Portfolio;

•	the distribution of shares of Large Cap Growth Portfolio to the shareholders of Marsico Portfolio; and

•	the complete liquidation of Marsico Portfolio.

If shareholders approve the Reorganization, each owner of Class ADV, Class I, Class S, and Class S2 shares of Marsico Portfolio would become a shareholder of the corresponding share class of Large Cap Growth Portfolio. The Reorganization is expected to be effective on the Closing Date. Each shareholder of Marsico Portfolio will hold, immediately after the Closing Date, shares of Large Cap Growth Portfolio having an aggregate value equal to the aggregate value of the shares of Marsico Portfolio held by that shareholder as of the close of business on the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•	The Portfolios have similar investment objectives. Large Cap Growth Portfolio seeks long-term capital growth while Marsico Portfolio seeks capital appreciation.

•	Although both Portfolios typically invest primarily in large-capitalization growth stocks, the Portfolios have different principal investment strategies. Marsico Portfolio invests primarily in equity securities selected for their long-term growth potential, and will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies. Large Cap Growth Portfolio primarily invests in common stocks of large-capitalization companies that are believed to have above-average growth prospects.

•	Directed Services LLC (“DSL” or “Adviser”) serves as investment adviser to both Portfolios. Marsico Capital Management, LLC (“Marsico”) serves as the sub-adviser to Marsico Portfolio. Voya Investment Management Co. LLC (“Voya IM”), formerly ING Investment Management Co. LLC, serves as the sub-adviser to Large Cap Growth Portfolio. Both DSL and Voya IM are indirect subsidiaries of Voya Financial, Inc.

•	Both the net and gross expenses experienced by shareholders of Marsico Portfolio would be expected to decrease as a result of the Reorganization. Large Cap Growth Portfolio’s gross expenses are reduced due to contractual obligations of the Adviser and Voya Investments Distributor, LLC (the “Distributor”) to waive fees and limit expenses. Certain of these obligations expire on May 15, 2015 while others expire on May 1, 2016. There can be no assurance that these obligations will be continued.

•	The advisory agreement between DSL and Marsico Portfolio provides for a “bundled fee” arrangement under which DSL provides (in addition to advisory services) custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services in return for a single management fee. The advisory agreement between DSL and Large Cap Growth Portfolio provides for an advisory fee for which DSL provides advisory services only. Other services are provided to Large Cap Growth Portfolio under separate agreements at an additional expense.

•	As of December 31, 2013, Marsico Portfolio had approximately $587.2 million in net assets while Large Cap Growth Portfolio had approximately $5.4 billion in net assets.

•	Each Portfolio is distributed by the Distributor.

•	The Reorganization will not affect a shareholder’s right to purchase, redeem, or exchange shares of the Portfolios. In addition, the Reorganization will not affect how shareholders purchase or sell their shares.

•	The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither Marsico Portfolio nor its shareholders, nor Large Cap Growth Portfolio nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

2

Proposal One – Approval of the Reorganization

What is the proposed Reorganization?

Shareholders of Marsico Portfolio are being asked to approve a Reorganization Agreement, providing for the reorganization of Marsico Portfolio with and into Large Cap Growth Portfolio. If the Reorganization is approved, shareholders in Marsico Portfolio will become shareholders in Large Cap Growth Portfolio as of the close of business on the Closing Date.

Why is a Reorganization proposed?

The Adviser and its affiliates are in the process of conducting a comprehensive review of the mutual funds offered within the Voya family of funds. At the January 2014 Board meeting, the Adviser presented to the Board a series of proposals, including the Reorganization, which were intended to, among other things, enhance the efficiency and reduce the complexity of the Voya family of funds. In support of its Reorganization proposal, the Adviser noted that shareholders of Marsico Portfolio are expected to benefit from a reduction in gross and net expenses as shareholders of Large Cap Growth Portfolio.

How do the Investment Objectives compare?

As described in the chart that follows, the Portfolios have similar investment objectives.

	Marsico Portfolio	Large Cap Growth Portfolio
Investment Objective	The Portfolio seeks capital appreciation.	The Portfolio seeks long-term capital growth.

How do the Annual Portfolio Operating Expenses compare?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios. Pro forma fees and expenses, which are the estimated fees and expenses of Large Cap Growth Portfolio after giving effect to the Reorganization, assume the Reorganization occurred on December 31, 2013. Shareholders of Marsico Portfolio are expected to experience a decrease in both gross and net expenses as a result of the Reorganization. The table does not reflect fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

The advisory agreement between DSL and Marsico Portfolio provides for a “bundled fee” arrangement under which DSL provides (in addition to advisory services) custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services in return for a single management fee. The advisory agreement between DSL and Large Cap Growth Portfolio provides for an advisory fee for which DSL provides advisory services only. Other services are provided to Large Cap Growth Portfolio under separate agreements at an additional expense.

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

		Marsico Portfolio		Large Cap Growth Portfolio		Large Cap Growth Portfolio Pro Forma[1]
Class ADV
Management Fee	%	0.82		0.55		0.55
Distribution and/or Shareholder Services (12b-1) Fees	%	0.75		0.75		0.75
Administrative Services Fee	%	None		0.10		0.10
Other Expenses	%	0.01		0.03		0.03
Acquired Fund Fees and Expenses	%	0.01		0.00		0.00
Total Annual Portfolio Operating Expenses	%	1.59	[1]	1.43		1.43
Waivers and Reimbursements	%	-0.15	[2]	-0.23	[3,4]	-0.23	[3,4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.44		1.20		1.20

Class I
Management Fee	%	0.82		0.55		0.55
Distribution and/or Shareholder Services (12b-1) Fees	%	0.00		0.00		0.00
Administrative Services Fee	%	None		0.10		0.10
Other Expenses	%	0.01		0.03		0.03
Acquired Fund Fees and Expenses	%	0.01		0.00		0.00
Total Annual Portfolio Operating Expenses	%	0.84	[1]	0.68		0.68
Waivers and Reimbursements	%	None		-0.08	[3]	-0.08	[3]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.84		0.60		0.60

3

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

		Marsico Portfolio		Large Cap Growth Portfolio		Large Cap Growth Portfolio Pro Forma[1]
Class S
Management Fee	%	0.82		0.55		0.55
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25		0.25		0.25
Administrative Services Fee	%	None		0.10		0.10
Other Expenses	%	0.01		0.03		0.03
Acquired Fund Fees and Expenses	%	0.01		0.00		0.00
Total Annual Portfolio Operating Expenses	%	1.09	[1]	0.93		0.93
Waivers and Reimbursements	%	None		-0.08	[3]	-0.08	[3]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.09		0.85		0.85

Class S2
Management Fee	%	0.82		0.55		0.55
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50		0.50		0.50
Administrative Services Fee	%	None		0.10		0.10
Other Expenses	%	0.01		0.03		0.03
Acquired Fund Fees and Expenses	%	0.01		0.00		0.00
Total Annual Portfolio Operating Expenses	%	1.34	1 and	1.18		1.18
Waivers and Reimbursements	%	-0.10	[2]	-0.18	[3,4]	-0.18	[3,4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.24		1.00		1.00

1.	The Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

2.	The distributor is contractually obligated to waive 0.15% and 0.10% of the distribution fee of Class ADV and Class S2 shares, respectively, through May 15, 2015. There is no guarantee that the distribution fee waivers will continue after May 15, 2015. The distribution fee waivers will renew if the distributor elects to renew them. Notwithstanding the foregoing, termination or modification of these distribution fee waivers requires approval by the Portfolio’s Board.

3.	The adviser is contractually obligated to limit expenses to 1.20%, 0.60%, 0.85% and 1.00% of Class ADV, Class I, Class S and Class S2 shares, respectively, through May 15, 2015; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless: (i) the adviser provides 90 days written notice of its termination; and (ii) such termination is approved by the Portfolio’s Board; or (iii) the investment advisory agreement has been terminated. The obligation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement.

4.	The distributor is contractually obligated to waive 0.15% and 0.10% of the distribution fee of Class ADV and Class S2 shares, respectively, through May 1, 2016. There is no guarantee that the distribution fee waivers will continue after May 1, 2016. The distribution fee waivers will renew if the distributor elects to renew them. Notwithstanding the foregoing, termination or modification of these distribution fee waivers requires approval by the Portfolio’s Board.

Expense Examples

The Examples are intended to help you compare the costs of investing in shares of the Portfolios with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolios for the time periods indicated. The Examples also assume that your investment had a 5% return during each year and that the Portfolios’ operating expenses remain the same. Although your actual costs may be higher or lower based on these assumptions your costs would be:

	Marsico Portfolio				Large Cap Growth Portfolio				Large Cap Growth Portfolio Pro Forma
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$147	487	851	1,877	122	430	760	1,693	122	430	760	1,693
I	$86	268	466	1,037	61	210	371	839	61	210	371	839
S	$111	347	601	1,329	87	288	507	1,136	87	288	507	1,136
S2	$126	415	725	1,604	102	357	632	1,416	102	357	632	1,416

The Examples reflect applicable expense limitation agreements and/or waivers, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

4

How do the Principal Investment Strategies compare?

As discussed in more detail in the table below, both Portfolios primarily invest in equity investments of large-capitalization companies. However, there are differences in their investment strategies. Large Cap Growth Portfolio primarily invests in common stocks of large capitalization companies that the sub-adviser believes have above-average growth prospects. Marsico Portfolio will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies.

	Marsico Portfolio	Large Cap Growth Portfolio
Investment Strategies

Under normal market conditions, the Portfolio invests primarily in equity securities selected for their long-term growth potential. The Portfolio will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies. The sub-adviser (“Sub-Adviser”) defines large companies as companies that typically have market capitalizations in the range of $5 billion or more at the time of purchase. The Portfolio may hold a limited number of additional common stocks at times, such as when the Sub-Adviser is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

The Portfolio’s core investments generally may include established companies and securities that are expected to offer long-term growth potential. However, the Portfolio also may typically include securities of less mature companies, securities of companies with more aggressive growth characteristics, and securities of companies undergoing significant positive developments, such as, without limitation, the introduction of a new product line, the appointment of a new management team, or an acquisition.

If the Sub-Adviser is unable to find such investments, a significant portion of the Portfolio’s assets may be in cash or similar investments.

The Portfolio may also invest in foreign securities including American Depositary Receipts or other depositary receipts (including in emerging or developing markets) and forward foreign currency contracts, futures, and options.

The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector (which is a group of industries), though it will not invest more than 25% of its total assets in a particular industry within a sector.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines “top-down” macro-economic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration macroeconomic factors such as, without limitation, interest rates, inflation, monetary policy, fiscal policy, currency movements, demographic trends, the regulatory environment, and the global competitive landscape. The Sub-Adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large-capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Portfolio normally invests in companies that the sub-adviser (“Sub-Adviser”) believes have above-average growth prospects. The Portfolio’s investment strategy uses a stock selection process that combines the discipline of quantitative screens with rigorous fundamental security analysis. The quantitative screens focus the fundamental analysis by identifying the stocks of companies with strong business momentum that demonstrate relative price strength, and have a perceived value not reflected in the current price. The objective of the fundamental analysis is to confirm the persistence of the company’s revenue and earnings growth, and validate the expectations for earnings estimate revisions, particularly relative to consensus estimates. A determination of reasonable valuation for individual securities is based on the judgment of the sub-adviser (“Sub-Adviser”). For this Portfolio, large-capitalization companies are companies with market capitalizations which fall within the range of companies in the Russell 1000® Growth Index (“Index”) at the time of purchase. The market capitalization of companies within the Index will change with market conditions. The market capitalization of companies in the Index as of December 31, 2013 ranged from $[403.7] million to $[498.9] billion.

The Portfolio may also invest in derivative instruments, which include, but are not limited to, futures or index futures that have a similar profile to the benchmark of the Portfolio. The Portfolio typically uses derivative instruments for maintaining equity exposure on its cash balance.

The Portfolio may also invest up to 25% of its assets in foreign securities.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3 % of its total assets.

5

Marsico Portfolio	Large Cap Growth Portfolio

consolidation and the sustainability of financial trends. Through this “top-down” analysis, the Sub-Adviser seeks to identify sectors, industries, and companies that may benefit from the overall trends the Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies or securities (including, without limitation, equity securities, and fixed or variable income securities) that are expected to offer earnings growth potential that may not be recognized by the market at large.

In determining whether a particular company or security may be a suitable investment, the Sub-Adviser may focus on any number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g. , a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates, current income and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” security selection.

As part of this fundamental, “bottom-up” research, the Sub-Adviser may visit a company’s management and conduct other research to gain thorough knowledge of the company. The Sub-Adviser also may prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present, and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The Sub-Adviser may reduce or sell the Portfolio’s investments in securities if, in the opinion of the Sub-Adviser, a security’s fundamentals change sub-stantially, its price appreciation leads to overvaluation in relation to Sub-Adviser’s estimates of future earnings and cash flow growth, or for other reasons.

Derivatives may be used to increase exposure to certain investments, asset classes, or markets, or for hedging purposes.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3 % of its total assets.

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How do the Principal Risks compare?

The following table summarizes and compares the principal risks of investing in the Portfolios.

Risks	Marsico Portfolio	Large Cap Growth Portfolio
Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.	✓	✓

Currency To the extent that the Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.	✓	✓

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.	✓	✓

Focused Investing To the extent that the Portfolio invests a substantial portion of its assets in a particular industry, sector, market segment, or geographical area, its investments will be sensitive to developments in that industry, sector, market segment, or geographical area. The Portfolio assumes the risk that changing economic conditions; changing political or regulatory conditions; or natural and other disasters affecting the particular industry, sector, market segment, or geographical area in which the Portfolio focuses its investments could have a significant impact on its investment performance and could ultimately cause the Portfolio to underperform, or be more volatile than, other funds that invest more broadly.	✓

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.		✓

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.	✓

Growth Investing Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.	✓	✓

Investment Model The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.	✓	✓

7

Risks	Marsico Portfolio	Large Cap Growth Portfolio
Leverage Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk. The use of leverage may increase the Portfolio’s expenses and increase the impact of the Portfolio’s other risks.	✓

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.	✓	✓

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Portfolio costs and impair the ability of the Portfolio to achieve its investment objectives.	✓	✓

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.	✓	✓

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.	✓	✓

Special Situations A “special situation” arises when, in the sub-adviser’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.	✓

How does Marsico Portfolio’s performance compare to Large Cap Growth Portfolio?

The following information is intended to help you understand the risks of investing in the Portfolios. The following bar charts show the changes in each Portfolio’s Class S shares’ performance from year to year, and the table compares their performance to performance of a broad-based securities market index for the same period. Each Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolios’ Class S shares. Other class shares’ performance would be higher or lower than Class S shares’ performance because of the higher or lower expenses paid by Class S shares. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolios’ performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolios’ past performance is no guarantee of future results.

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VY Marsico Growth Portfolio - Calendar Year Total Returns – Class S
(as of December 31 of each year)

Best quarter: 1st, 2012, 15.89% and Worst quarter: 4th, 2008, -21.78%

Voya Large Cap Growth Portfolio - Calendar Year Total Returns – Class S
(as of December 31 of each year)

Best quarter: 1st, 2012, 16.71% and Worst quarter: 4th, 2008, -19.17%

Average Annual Total Returns %
(for the periods ended December 31, 2013)

		1 Year	5 Years	10 Years	Since Inception		Inception Date
Marsico Portfolio
Class ADV	%	35.07	17.90	6.97	N/A		08/01/03
S&P 500 Index[1]	%	32.39	17.94	7.41	N/A

Class I	%	35.89	18.63	7.62	N/A		05/01/03
S&P 500 Index[1]	%	32.39	17.94	7.41	N/A

Class S	%	35.51	18.31	7.34	N/A		08/14/98
S&P 500 Index[1]	%	32.39	17.94	7.41	N/A

Class S2%		35.38	18.14	7.18	N/A		09/09/02
S&P 500 Index[1]	%	32.39	17.94	7.41	N/A

Large Cap Growth Portfolio
Class ADV	%	30.29	20.26	N/A	10.52		12/29/06
Russell 1000® Growth Index[1]	%	33.48	20.39	N/A	8.24	[2]

Class I	%	30.95	20.99	N/A	11.35		05/02/05
Russell 1000® Growth Index[1]	%	33.48	20.39	N/A	9.03	[2]

Class S	%	30.62	20.69	N/A	9.52		05/03/04
Russell 1000® Growth Index[1]	%	33.48	20.39	N/A	8.05	[2]

Class S2%		30.39	20.49	N/A	9.38		05/13/04
Russell 1000® Growth Index[1]	%	33.48	20.39	N/A	8.20	[2]

1.	The index returns do not reflect deductions for fees, expenses, or taxes.

2.	Reflects index performance since the date closest to the Class’ inception for which data is available.

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How do certain characteristics of the Portfolios compare?

The following table compares certain characteristics of the Portfolios as of December 31, 2013.

	Marsico Portfolio		Large Cap Growth Portfolio
Net Assets	$587.2 million		$5.4 billion[1]

Portfolio Turnover Rate	111%		77%

Sector Diversification[2]	Consumer Discretionary	30.3%	Information Technology	25.9%
	Information Technology	22.9%	Consumer Discretionary	22.8%
	Health Care	13.5%	Health Care	12.5%
	Industrials	9.8%	Industrials	12.0%
	Materials	7.6%	Consumer Staples	12.0%
	Financials	7.2%	Financials	5.5%
	Energy	6.0%	Materials	4.6%
	Consumer Staples	2.0%	Energy	3.8%
	Assets in Excess of Other Liabilities[3]	0.7%	Assets in Excess of Other Liabilities[3]	0.9%
	Net Assets	100.0%	Net Assets	100.0%

Top Ten Holdings[2]	Gilead Sciences, Inc.	6.0%	Apple, Inc.	5.0%
	Google, Inc. – Class A	5.5%	Google, Inc. – Class A	4.9%
	Monsanto Co.	4.6%	Gilead Sciences, Inc.	2.9%
	Visa, Inc.	4.2%	Home Depot, Inc.	2.5%
	Biogen Idec, Inc.	4.2%	Comcast Corp. – Class A	2.4%
	Citigroup, Inc.	4.0%	PepsiCo, Inc.	2.2%
	Schlumberger Ltd.	3.6%	Oracle Corp.	2.2%
	Celgene Corp.	3.3%	Starbucks Corp.	2.2%
	ASML Holding NV-NY REG	3.2%	Mastercard, Inc.	2.2%
	Starwood Hotels & Resorts Worldwide, Inc.	3.2%	Union Pacific Corp.	2.2%

1.	At the January 2014 Board Meeting, the Board also approved the reorganization of VY BlackRock Health Sciences Opportunities Portfolio and VY BlackRock Large Cap Growth Portfolio, each a separate series of Voya Investors Trust, with and into Large Cap Growth Portfolio. If approved by shareholders of VY BlackRock Health Sciences Opportunities Portfolio and VY BlackRock Large Cap Growth Portfolio, each reorganization is expected to occur in July 2014. As of December 31, 2013, the combined assets of these three Portfolios was approximately $6.7 billion.

2.	Portfolio holdings are subject to change daily.

3.	Includes short-term investments.

How does the management of the Portfolios compare?

The following table describes the management of the Portfolios.

	Marsico Portfolio	Large Cap Growth Portfolio
Investment Adviser	Directed Services LLC (“DSL”)	DSL

Investment Advisory Fee (as a percentage of average daily net assets)	0.850% on the first $250 million; 0.800% on the next $400 million; and 0.750% on the next $450 million 0.700% on assets in excess of $1.1 billion.[1]	0.55% on all assets Effective as of the close of business on July 18, 2014: 0.55% on the first $5.5 billion; 0.52% on the next $1.5 billion; and 0.50% on assets thereafter[2]

Sub-Adviser	Marsico Capital Management, LLC (“Marsico”)	Voya Investment Management Co. LLC (“Voya IM”)

Sub-Advisory Fee (as a percentage of average daily net assets)	0.45% on the first $500 million; 0.40% on the next $1 billion; and 0.35% on assets in excess of $1.5 billion.	0.2475% on all assets Effective as of the close of business on July 18, 2014: 0.2475% on the first $5.5 billion; 0.234% on the next $1.5 billion; and 0.225% on assets thereafter.

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	Marsico Portfolio	Large Cap Growth Portfolio
Portfolio Managers	Thomas F. Marsico (since 01/03) Coralie Witter (since 11/10)	Christopher F. Corapi (since 06/10) Jeff Bianchi (since 06/10) Michael Pytosh (since 03/12)

Administrator	N/A	Voya Funds Services, LLC (the “Administrator”)

Administrative Fee (as a percentage of average daily net assets)	N/A	0.10%

Distributor	Voya Investments Distributor, LLC (the “Distributor”)	Distributor

1.	The advisory agreement between DSL and Marsico Portfolio provides for a “bundled fee” arrangement under which DSL provides (in addition to advisory services) custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services in return for a single management fee. The advisory agreement between DSL and Large Cap Growth Portfolio provides for an advisory fee for which DSL provides advisory services only. Other services are provided to Large Cap Growth Portfolio under separate agreements at an additional expense.

2.	As part of the Board’s annual review of the advisory and sub-advisory agreements, the Board requested, and the Adviser and Voya IM agreed, to a reduction in the advisory and sub-advisory fees for Large Cap Growth Portfolio effective on the close of business on July 18, 2014.

Adviser to the Portfolios

DSL, a Delaware limited liability company, serves as the investment adviser to the Portfolios. DSL has overall responsibility for the management of the Portfolios. DSL provides or oversees all investment advisory and portfolio management services for each Portfolio and assists in managing and supervising all aspects of the general day-to-day business activities and operations of each Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance, and related services. DSL is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an investment adviser and with Financial Industry Regulatory Authority, Inc. (“FINRA”) as a broker-dealer.

DSL’s principal office is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 2013, DSL managed approximately $[ ] billion in registered investment company assets.

The Adviser is an indirect, wholly-owned subsidiary of Voya Financial, Inc. (“Voya Financial”). Voya Financial is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. As of the date of this Proxy Statement/Prospectus, Voya Financial is a majority-owned subsidiary of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin, with operations in more than 40 countries.

In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial (formerly, ING U.S., Inc.), before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of Voya Financial by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

In May 2013, Voya Financial conducted an initial public offering of Voya Financial common stock (the “IPO”). In October 2013, ING Groep divested additional shares in a secondary offering of Voya Financial. Voya Financial did not receive any proceeds from these offerings.

ING Groep continues to own a majority of the common stock of Voya Financial. ING Groep has stated that it intends to sell its remaining controlling ownership interest in Voya Financial over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep’s remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep’s divestment of its remaining interest in Voya Financial may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing advisory and sub-advisory agreements under which the Adviser and sub-adviser(s) provide services to each Portfolio. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the IPO. Shareholders of the Portfolios approved new investment advisory and sub-advisory agreements, as applicable, prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. This means that shareholders may not have another opportunity to vote on a new agreement with the Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial.

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The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of Voya Financial and its subsidiaries, including the Adviser and affiliated entities that provide services to the Portfolios, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Adviser’s loss of access to the resources of ING Groep, which could adversely affect its business. Since a portion of the shares of Voya Financial, as a stand-alone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

During the time that ING Groep retains a majority interest in Voya Financial, circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect Voya Financial A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between Voya Financial and ING Groep, and could adversely affect Voya Financial and the Adviser and its affiliates. Currently, the Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolios and their operations.

Sub-Advisers to the Portfolios

Marsico serves as sub-adviser to Marsico Portfolio. Marsico was organized in September 1997 as a Delaware limited liability company and is an independent, registered investment adviser. Thomas F. Marsico is the founder and Chief Executive Officer of Marsico. Marsico provides investment services to mutual funds and private accounts. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December 31, 2013, Marsico had approximately $[26.8] billion assets under management.

The following individuals are jointly responsible for the day-to-day management of the Portfolio.

Thomas F. Marsico is the Chief Investment Officer of Marsico and co-manages the investment program of the ING Marsico Growth Portfolio. Mr. Marsico has been a securities analyst and a portfolio manager since 1979.

Coralie Witter, CFA, Portfolio Manager, and Senior Analyst, has been associated with Marsico as an investment professional since 2004. Prior to joining Marsico, Ms. Witter was a vice president in equity research at Goldman, Sachs & Co. Ms. Witter has been in the financial services industry since 1998.

Historical sub-adviser/name and strategies information for Marsico Portfolio
Effective Date	Portfolio Name	Sub-Adviser
12/13/02[1]	ING Marsico Growth Portfolio	Marsico Capital Management, LLC
08/14/98	ING Growth Portfolio	Janus Capital Management LLC

1.	Performance prior to this date is attributable to the previous sub-adviser.

Voya IM serves as sub-adviser to Large Cap Growth Portfolio. Voya IM, a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser. Voya IM is an indirect, wholly-owned subsidiary of Voya Financial and is an affiliate of DSL. Voya IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The principal office of Voya IM is located at 230 Park Avenue, New York, New York 10169. As of December 31, 2013, Voya IM managed approximately $[66.3] billion in assets.

The following individuals are jointly responsible for the day-to-day management of Large Cap Growth Portfolio.

Christopher F. Corapi, Portfolio Manager and Chief Investment Officer of equities, joined Voya IM in February 2004. Prior to joining Voya IM, Mr. Corapi served as global head of equity research at Federated Investors since 2002. He served as head of U.S. equities and portfolio manager at Credit Suisse Asset Management beginning in 2000 and head of emerging markets research at JPMorgan Investment Management beginning in 1998.

Jeff Bianchi is the Lead Portfolio Manager of Voya IM’s large cap growth and mid cap growth strategies. Mr. Bianchi joined Voya IM in 1994 as a fundamental research analyst on the growth strategies. Mr. Bianchi has had primary responsibility for the health care sector as well as other growth sectors, including technology and consumer. He assumed portfolio manager duties on the large cap growth strategy in 2000, and was named lead portfolio manager on the strategy in 2010. He also assumed lead portfolio manager responsibilities of the mid cap growth strategy in 2005.

Michael Pytosh, Portfolio Manager, joined Voya IM in 2004 as a senior sector analyst covering the technology sector. Prior to 2004, Mr. Pytosh was with Lincoln Equity Management, LLC, since 1996, where he started as a technology analyst and ultimately took on the role of the firm’s president. Prior to that, Mr. Pytosh was a technology analyst at JPMorgan Investment Management and an analyst at Lehman Brothers.

Historical sub-adviser/name and strategies information for Large Cap Growth Portfolio
Effective Date	Portfolio Name	Sub-Adviser
06/14/10	ING Large Cap Growth Portfolio	ING Investment Management Co. LLC[1]
04/30/10	ING Wells Fargo Omega Growth Portfolio	Wells Capital Management Inc.[1]
Since inception	ING Evergreen Omega Portfolio	Evergreen Investment Management Company, LLC

1.	Changes to principal investment strategies and sub-adviser. Performance prior to this date is attributable to the previous sub-adviser.

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Administrator

The Administrator serves as administrator to Large Cap Growth Portfolio. The administrative services provided to Large Cap Growth Portfolio include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, sub-adviser, and the insurance companies to which the Portfolio offers its shares. The Administrator also reviews the Portfolio for compliance with applicable legal requirements and monitors the sub-adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

The Administrator does not serve as administrator to Marsico Portfolio. The advisory agreement between DSL and Marsico Portfolio provides for a “bundled fee” arrangement under which DSL provides administrative services in addition to advisory and other services in return for a single management fee.

Distributor

The Distributor is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

The Distributor is a member of FINRA. To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at (800) 289-9999.

Additional Information about the Portfolios

Form of Organization

The Portfolios are each organized as a separate series of Voya Investors Trust (the “Trust”), an open-end management investment company organized as a Massachusetts business trust. The Trust is governed by a board of trustees consisting of 12 members. For more information on the history of the Trust, see each Portfolio’s SAI dated May 1, 2014.

Dividends and Other Distributions

Each Portfolio declares and pays dividends from net investment income at least annually. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the net asset value (“NAV”) of such shares on the payment date unless a Participating Insurance Company’s Separate Account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s distributions may constitute a return of capital.

To comply with federal tax regulations, the Portfolios may also pay an additional capital gains distribution.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Portfolios as of December 31, 2013 and on a pro forma basis as of December 31, 2013, giving effect to the reorganization.

	Marsico Portfolio	Large Cap Growth Portfolio	Adjustments		Large Cap Growth Portfolio Pro Forma
Class ADV
Net Assets	$7,545,734	$2,519,145,279	$-		$2,526,691,013
Net Asset Value Per Share	$25.07	$18.22	$-		$18.22
Shares Outstanding	301,014	138,248,109	113,132	[1]	138,662,255

Class I
Net Assets	$30,753,973	$1,469,089,422	$-		$1,499,843,395
Net Asset Value Per Share	$25.60	$19.10	$-		$19.10
Shares Outstanding	1,201,519	76,934,119	408,637	[1]	78,544,275

Class S
Net Assets	$530,590,656	$1,408,086,682	$-		$1,938,677,338
Net Asset Value Per Share	$25.32	$18.82	$-		$18.82
Shares Outstanding	20,953,022	74,821,632	7,239,893	[1]	103,014,547

Class S2
Net Assets	$18,311,088	$53,802,160	$-		$72,113,248
Net Asset Value Per Share	$25.14	$18.72	$-		$18.72
Shares Outstanding	728,490	2,873,316	249,666	[1]	3,851,472

1.	Reflects new shares issued, net of retired shares of Marsico Portfolio. (Calculation: Net Assets ÷ NAV per share.)

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Additional Information about the Reorganization

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a form of which is attached to this Proxy Statement/Prospectus as Appendix A.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of Marsico Portfolio in exchange for shares of beneficial interest of Large Cap Growth Portfolio and the assumption by Large Cap Growth Portfolio of all of Marsico Portfolio’s liabilities; and (ii) the distribution of shares of Large Cap Growth Portfolio to shareholders of Marsico Portfolio, as provided for in the Reorganization Agreement. Marsico Portfolio will then be liquidated.

Each shareholder of Class ADV, I, S, and S2 shares of Marsico Portfolio will hold, immediately after the Closing Date, the corresponding share class of Large Cap Growth Portfolio having an aggregate value equal to the aggregate value of the shares of Marsico Portfolio held by that shareholder as of the close of business on the Closing Date. In the interest of economy and convenience, shares of Large Cap Growth Portfolio generally will not be represented by physical certificates, unless the shareholder requests the certificates in writing.

The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of Marsico Portfolio and that each Portfolio receives an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or by one party on certain other grounds. Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Expenses of the Reorganization

The expenses of the Reorganization will be paid by the Adviser (or an affiliate). The expenses of the Reorganization include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The expenses of the Reorganization are estimated to be $157,800 and do not include the transition costs described in “Portfolio Transitioning” below.

Portfolio Transitioning

If the Reorganization is approved by shareholders, a transition manager will be retained to sell a significant portion of Marsico Portfolio’s holdings shortly prior to the Closing Date to prepare for the Reorganization. The proceeds of such sales are expected to be invested in the equity securities that Voya IM wishes for Large Cap Growth Portfolio to hold and in temporary investments, which will be delivered to Large Cap Growth Portfolio at the Closing Date. The explicit transaction costs will be paid by DSL or its affiliates. These explicit transaction costs are estimated to be $92,000. The Portfolios may pay transition costs that are embedded in the price on sales and purchases of bonds and other instruments.

During the transition period, Marsico Portfolio might not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. After the Closing Date of the Reorganization, Voya IM, as the sub-adviser to Large Cap Growth Portfolio, may also sell portfolio holdings that it acquired from Marsico Portfolio, and Large Cap Growth Portfolio may not be immediately fully invested in accordance with its stated investment strategies. In addition, each Portfolio may engage in a variety of transition management techniques to facilitate the portfolio transition process, including without limitation, the purchase and sale of baskets of securities and exchange-traded funds, and enter into and close futures contracts or other derivative transactions. Such sales and purchases by the Portfolios during the transition period may be made at a disadvantageous time and could result in potential losses to the Portfolios.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code. Accordingly, pursuant to this treatment, neither Marsico Portfolio nor its shareholders, nor Large Cap Growth Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the closing of the Reorganization, the Portfolios will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.

Prior to the Closing Date, Marsico Portfolio will pay to the Separate Accounts of Participating Insurance Companies and Qualified Plans that own its shares, a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date. Variable Contract Holders and Plan Participants are not expected to recognize any income or gains for federal income tax purposes from this cash distribution.

As of November 30, 2013, Marsico Portfolio has estimated capital gain carryforwards of $19.2 million; none of which will expire as a result of the Reorganization. Large Cap Growth Portfolio has estimated capital gain carryforwards of $312.2 million. After the Reorganization, the losses of Marsico Portfolio generally may be available to Large Cap Growth Portfolio, to offset its capital gains,

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although a portion of the amount of these losses that may offset Large Cap Growth’s capital gains in any given year may be limited due to this Reorganization. The ability of Large Cap Growth Portfolio to absorb losses in the future depends on a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any of these various capital loss carryforwards and built-in losses currently are available only to pre-Reorganization shareholders of each Portfolio. After Reorganization, however, these benefits will inure to the benefit of all post-Reorganization shareholders of Large Cap Growth Portfolio.

Future Allocation of Premiums

Shares of Marsico Portfolio have been purchased at the direction of Variable Contract Holders by Participating Insurance Companies through Separate Accounts to fund benefits payable under a Variable Contract. If the Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to Marsico Portfolio will be allocated to Large Cap Growth Portfolio.

What is the Board’s recommendation?

Based upon its review, the Board, including a majority of the Trustees who are not “interested persons,” as defined by the 1940 Act (the “Independent Trustees”), determined that the Reorganization would be in the best interests of the Portfolios and their shareholders. In addition, the Board determined that the interests of the shareholders of the Portfolios would not be diluted as a result of the Reorganization.

Accordingly, after consideration of such factors and information it considered relevant, the Board, including a majority of the Independent Trustees approved the Reorganization Agreement and voted to recommend to shareholders that they approve the Reorganization Agreement. The Board is therefore recommending that Marsico Portfolio’s shareholders vote “FOR” the Reorganization Agreement.

What factors did the Board consider?

The Board considered the Reorganization as part of its overall consideration of what would be in the best interest of Marsico Portfolio and its shareholders. The Board determined that Marsico Portfolio would benefit from being combined into Large Cap Growth Portfolio under the day-to-day management of Voya IM.

The Board, in approving the Reorganization, considered a number of factors, including, but not limited to, the following: an analysis of Voya IM as a sub-adviser that would replace Marsico as sub-adviser to Marsico Portfolio; a presentation from DSL regarding proposals, including the Reorganization, intending to, among other things, enhance the efficiency and reduce the complexity of the Voya family of funds; the fact that two other portfolios – VY BlackRock Large Cap Growth Portfolio and VY BlackRock Health Sciences Opportunities Portfolio – are also proposed to merge into Large Cap Growth Portfolio; DSL’s analysis of potential alternative portfolios that could have served as a merger partner for Marsico Portfolio other than Large Cap Growth Portfolio; the performance of Marsico Portfolio as compared to the performance of Large Cap Growth Portfolio; the performance of Marsico Portfolio as compared to its Morningstar, Inc. (“Morningstar”) peer group and the performance of Large Cap Growth Portfolio as compared to its Morningstar peer group; the lower gross and net expense ratios that current shareholders of Marsico Portfolio are expected to experience as a result of the Reorganization; the difference in fee structures of each of the Portfolios; the consideration of representations from the Portfolios’ Chief Investment Risk Officer, including a discussion of the recent period of underperformance by Large Cap Growth Portfolio; the similarities in the investment objectives of each Portfolio; the differences in the investment strategies of each Portfolio; the larger combined asset size of the two Portfolios, which would be likely to result in a reduction in expenses for the benefit of current shareholders of both Portfolios and to provide greater scale and superior potential to maintain long-term scale benefits for the shareholders of both Portfolios; the fact that direct costs relating to the Reorganization will not be borne by either Portfolio or their shareholders; the fact that implicit embedded transaction costs are uncertain and will be borne by Marsico Portfolio; the net revenue benefits for Voya IM and its affiliates that would result from the Reorganization; the expected tax consequences of the Reorganization to Marsico Portfolio and its shareholders, including that the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; and the Board’s determination that the Reorganization will not dilute the interests of the shareholders of Marsico Portfolio.

What is the required vote?

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of: (i) 67% or more of the voting securities present at the meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting; or (ii) a majority of the shares entitled to vote.

What happens if shareholders do not approve the Reorganization?

If shareholders of Marsico Portfolio do not approve the Reorganization, Marsico Portfolio will continue to be managed by DSL as described in the prospectus, and the Board will determine what additional action, if any, should be taken.

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General Information about the Proxy Statement/Prospectus

Who is asking for my vote?

The Board is soliciting your vote for a special meeting of Marsico Portfolio’s shareholders.

How is my proxy being solicited?

Solicitation of proxies or voting instructions is being made primarily by the mailing of the Notice of Special Meeting, this Proxy Statement/Prospectus, and the Proxy Ballot or Voting Instruction Card on or about May 15, 2014. In addition to the solicitation of proxies by mail, employees of the Adviser and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.

What happens to my proxy once I submit it?

The Board has named Huey P. Falgout, Jr., Secretary, Theresa K. Kelety, Assistant Secretary, and Todd Modic, Assistant Secretary, or one or more substitutes designated by them, as proxies who are authorized to vote Portfolio shares as directed by shareholders.

Can I revoke my proxy after I submit it?

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with the Portfolio a written revocation or a duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy or voting instruction previously given.

How will my shares be voted?

If you follow the voting instructions, your proxies will vote your shares as you have directed. If you submit your Proxy Ballot or Voting Instruction Card but do not vote on the proposals, your proxies will vote on the proposals as recommended by the Board. If any other matter is properly presented at the Special Meeting, your proxies will vote in their discretion in accordance with their best judgment, including on any proposal to adjourn the meeting. At the time this Proxy Statement/Prospectus was printed, the Board knew of no matter that needed to be acted upon at the Special Meeting other than the proposals discussed in this Proxy Statement/Prospectus.

Quorum and Tabulation

Each shareholder of Marsico Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. Thirty percent (30%) of the outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders.

Adjournments

If a quorum is not present at the Special Meeting, if there are insufficient votes to approve any proposal, or for any other reason deemed appropriate by your proxies, your proxies may propose one or more adjournments of the Special Meeting to permit additional time for the solicitation of proxies, in accordance with the organizational documents of Voya Investors Trust and applicable law. Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment. The persons named as proxies will vote in favor of such adjournments in their discretion.

Broker Non-Votes and Abstentions

If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, then the shares represented by such abstention or non-vote will be treated as shares that are present at the Special Meeting for purposes of determining the existence of a quorum. However, abstentions and broker non-votes will be disregarded in determining the “votes cast” on a proposal.

Additional Voting Information

The Separate Accounts and Qualified Plans are the record owners of the shares of the Portfolios. The Qualified Plans and Separate Accounts will vote Marsico Portfolio’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans. Marsico Portfolio does not impose any requirement that a minimum percentage of voting instructions be received, before counting the Separate Accounts and Qualified Plans as Marsico Portfolio’s shareholders in determining whether a quorum is present.

Where Variable Contract Holders and Plan Participants fail to give instructions as to how to vote their shares, the Qualified Plans and Separate Accounts will use proportional voting and vote those shares in proportion to the instructions given by other Variable Contract Holders and Plan Participants who voted. The effect of proportional voting is that if a large number of Variable Contract Holders and Plan Participants fail to give voting instructions, a small number of Variable Contract Holders and Plan Participants may determine the outcome of the vote. Because a significant percentage of Marsico Portfolio’s shares are held by Separate Accounts, which use proportional voting, the presence of such Separate Accounts at the Special Meeting may be sufficient to constitute a quorum for the transaction of business at the Special Meeting.

How many shares are outstanding?

As of the Record Date, the following shares of beneficial interest of Marsico Portfolio were outstanding and entitled to vote:

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Class	Shares Outstanding
ADV
I
S
S2
Total

Shares have no preemptive or subscription rights. [To the knowledge of the Adviser, as of the Record Date, no current Trustee owns 1% or more of the outstanding shares of any class of the Portfolio, and the officers and Trustees own, as a group, less than 1% of the shares of any class of the Portfolio.]

Appendix C hereto lists the persons that, as of the Record Date owned beneficially or of record 5% or more of the outstanding shares of any class of Marsico Portfolio or Large Cap Growth Portfolio.

Can shareholders submit proposals for a future shareholder meeting?

The Portfolio is not required to hold annual meetings and currently does not intend to hold such meetings unless shareholder action is required by law. A shareholder proposal to be considered for inclusion in a proxy statement at any subsequent meeting of shareholders must be submitted in a reasonable time before a proxy statement for that meeting is printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws.

Why did my household only receive one copy of this Proxy Statement/Prospectus?

Only one copy of this Proxy Statement/Prospectus may be mailed to each household, even if more than one person in the household is a Portfolio shareholder of record, unless the Portfolio has received contrary instructions from one or more of the household’s shareholders. If you need an additional copy of this Proxy Statement, please contact Shareholder Services at (800) 992-0180. If in the future, you do not wish to combine or wish to recombine the mailing of a proxy statement with household members, please inform the Portfolio in writing at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona, 85258-2034 or via telephone at (800) 992-0180.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed Proxy Ballot or Voting Instruction Card is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your Proxy Ballot or Voting Instruction Card.

Huey P. Falgout, Jr.
Secretary

May 15, 2014

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

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Appendix A: Form of Agreement and Plan of Reorganization

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 23rd day of January, 2014, by ING Investors Trust (“IIT”), a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034, on behalf of ING Large Cap Growth Portfolio (the “Acquiring Portfolio”) and ING Marsico Growth Portfolio (the “Acquired Portfolio”), each a separate series of IIT.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for Class ADV, Class I, Class S and Class S2 voting shares of beneficial interest of the Acquiring Portfolio (the “Acquiring Portfolio Shares”), the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio described in paragraph 1.3, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are series of open-end, registered investment companies of the management type and the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest; and

WHEREAS, the Board of Trustees of the Acquiring Portfolio has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio, as described in paragraphs 1.2 and 1.3 herein, by the Acquiring Portfolio are in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Acquired Portfolio has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio by the Acquiring Portfolio, as described in paragraphs 1.2 and 1.3 herein, is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.   TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ALL ACQUIRED PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

1.1.  Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio’s assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor: (i) to deliver to the Acquired Portfolio the number of full and fractional Class ADV, Class I, Class S and Class S2 Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Acquired Portfolio, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.  The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.  The Acquired Portfolio will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Acquiring Portfolio shall assume all of the liabilities of the Acquired Portfolio, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1. On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.  Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will: (i) distribute to the Acquired Portfolio’s shareholders of record with respect to its Class ADV, Class I, Class S and Class S2 shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Acquiring Portfolio Shares of the same class received by the Acquired Portfolio pursuant to paragraph 1.1; and (ii) completely liquidate. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the shareholders of record of the Acquired Portfolio’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Portfolio Shareholders”). The aggregate net asset value of Class ADV, Class I, Class S and Class S2 Acquiring Portfolio Shares to be so credited to shareholders of Class ADV, Class I, Class S and Class S2 shares of the Acquired Portfolio shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Portfolio shares of that same class owned by such shareholders on the Closing Date. All issued and outstanding Class ADV, Class I, Class S and Class S2 Acquired Portfolio shares will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in Class ADV,

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Class I, Class S and Class S2 shares of the Acquired Portfolio will represent a number of the same class of Acquiring Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Portfolio shall not issue certificates representing the Class ADV, Class I, Class S and Class S2 Acquiring Portfolio Shares in connection with such exchange.

1.5.  Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio’s transfer agent, as defined in paragraph 3.3.

1.6.  Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.   VALUATION

2.1.  The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio, and valuation procedures established by the Acquiring Portfolio’s Board of Trustees.

2.2.  The net asset value of Class ADV, Class I, Class S and Class S2 Acquiring Portfolio Shares shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio’s then-current prospectus and statement of additional and valuation procedures established by the Acquiring Portfolio’s Board of Trustees.

2.3.  The number of the Class ADV, Class I, Class S and Class S2 Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class ADV, Class I, Class S and Class S2 shares of the Acquired Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the Acquiring Portfolio Shares of the same Class determined in accordance with paragraph 2.2.

2.4.  All computations of value shall be made by the Acquired Portfolio’s designated record keeping agent and shall be subject to review by Acquiring Portfolio’s record keeping agent and by each Portfolio’s respective independent registered public accounting firm.

3.   CLOSING AND CLOSING DATE

3.1.  The Closing Date shall be July 18, 2014 or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Portfolio or at such other time and/or place as the parties may agree.

3.2.  The Acquired Portfolio shall direct the Bank of New York Mellon, as custodian for the Acquired Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Portfolio’s Assets are deposited, the Acquired Portfolio’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.  The Acquired Portfolio shall direct BNY Mellon Investment Servicing (U.S.) Inc. (the “Transfer Agent”), on behalf of the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding Class ADV, Class I, Class S and Class S2 shares owned by each such shareholder immediately prior to the Closing. The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Secretary of the Acquiring Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio’s account on the books of the Acquiring Portfolio. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.  In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Portfolio or the Board of Trustees of the Acquiring Portfolio, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

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4.   REPRESENTATIONS AND WARRANTIES

4.1.  Except as has been disclosed to the Acquiring Portfolio in a written instrument executed by an officer of IIT, IIT, on behalf of the Acquired Portfolio, represents and warrants to IIT as follows:

(a)  The Acquired Portfolio is duly organized as a series of IIT, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under IIT’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)  IIT is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Portfolio under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c)  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)  The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)  On the Closing Date, the Acquired Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

(f)  The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of IIT’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which IIT, on behalf of the Acquired Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which IIT, on behalf of the Acquired Portfolio, is a party or by which it is bound;

(g)  All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Portfolio prior to the Closing Date;

(h)  Except as otherwise disclosed in writing to and accepted by IIT, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. IIT, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)  The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Portfolio at December 31, 2012 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)  Since December 31, 2012, there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio’s portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change);

(k)  On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

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(l)  For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Sub-Chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date, and has met the diversification and other requirements of Section 817(h) of the Code and Treasury Regulations Section 1.815-5 thereunder;

(m)  All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3. The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio shares;

(n)  The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of IIT, on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)  The information to be furnished by IIT, on behalf of the Acquired Portfolio for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto; and

(p)  The proxy statement of the Acquired Portfolio (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2.   Except as has been disclosed to the Acquired Portfolio in a written instrument executed by an officer of IIT, IIT, on behalf of the Acquiring Portfolio, represents and warrants to IIT as follows:

(a)  The Acquiring Portfolio is duly organized as a series of IIT, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under IIT’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)  IIT is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Portfolio under the 1933 Act, are in full force and effect;

(c)  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)  The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)  On the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring Portfolio’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

(f)  The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of IIT’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which IIT, on behalf of the Acquiring Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which IIT, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

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(g)  Except as otherwise disclosed in writing to and accepted by IIT, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against IIT, on behalf of the Acquiring Portfolio, or any of the Acquiring Portfolio’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio’s financial condition or the conduct of the Acquiring Portfolio’s business. IIT, on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)  The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Portfolio at December 31, 2012 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i)  Since December 31, 2012, there has not been any material adverse change in the Acquiring Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio’s portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change);

(j)  On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)  For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Sub-Chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and has met the diversification and other requirements of Section 817(h) of the Code and Treasury Regulations Section 1.815-5 thereunder;

(l)  All issued and outstanding shares of the Acquiring Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by IIT and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

(m)  The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of IIT, on behalf of the Acquiring Portfolio, and this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)  The Class ADV, Class I, Class S and Class S2 Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable;

(o)  The information to be furnished by IIT for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; and

(p)  That insofar as it relates to the Acquiring Portfolio, the Registration Statement relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy materials with respect to the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

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5.	COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

5.1.  The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.  The Acquired Portfolio will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.  The Acquired Portfolio covenants that the Class ADV, Class I, Class S and Class S2 Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.  The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio’s shares.

5.5.  Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.  The Acquired Portfolio will provide the Acquiring Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Portfolio to consider approval of this Agreement and the transactions contemplated herein.

5.7.  As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the Class ADV, Class I, Class S and Class S2 Acquiring Portfolio Shares received at the Closing.

5.8.  The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.  IIT, on behalf of the Acquired Portfolio, covenants that IIT will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as IIT, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) IIT’s, on behalf of the Acquired Portfolio’s, title to and possession of the Acquiring Portfolio Shares to be delivered hereunder, and (b)IIT’s, on behalf of the Acquiring Portfolio’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10.  The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

The obligations of IIT, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at IIT’s election, to the performance by IIT, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.  All representations and warranties of IIT, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.  IIT, on behalf of the Acquiring Portfolio, shall have delivered to the Acquired Portfolio a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of IIT, on behalf of the Acquiring Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as IIT shall reasonably request;

6.3.  IIT, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by IIT, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

6.4.  The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

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7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of IIT, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at IIT’s election, to the performance by IIT, on behalf of the Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.  All representations and warranties of IIT, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.  IIT, on behalf of the Acquired Portfolio, shall have delivered to IIT, on behalf of the Acquiring Portfolio, a statement of the Acquired Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of IIT;

7.3.  IIT, on behalf of the Acquired Portfolio, shall have delivered to IIT, on behalf of the Acquiring Portfolio on the Closing Date, a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of IIT, on behalf of the Acquired Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Portfolio shall reasonably request;

7.4.  IIT, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by IIT, on behalf of the Acquired Portfolio, on or before the Closing Date;

7.5.  The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6.  The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to IIT, on behalf of the Acquired Portfolio, or IIT, on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.  The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of IIT’s Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the IIT. Notwithstanding anything herein to the contrary, neither IIT, on behalf of the Acquired Portfolio, nor IIT, on behalf of the Acquiring Portfolio, may waive the conditions set forth in this paragraph 8.1;

8.2.  On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.  All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by IIT to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.4.  The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.  The parties shall have received the opinion of Dechert LLP addressed to IIT substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of IIT. Notwithstanding anything herein to the contrary, neither IIT, on behalf of the Acquiring Portfolio, nor IIT, on behalf of the Acquired Portfolio, may waive the condition set forth in this paragraph 8.5.

9.	BROKERAGE FEES AND EXPENSES

9.1.  IIT, on behalf of each of the Acquired Portfolio, and the Acquiring Portfolio, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

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9.2  The expenses relating to the proposed Reorganization will be borne by the investment adviser to both the Acquiring Portfolio and the Acquired Portfolio (or an affiliate of the investment adviser). The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio’s prospectus and the Acquired Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.        The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2.        The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.   TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by mutual agreement of the parties. This Agreement may also be terminated and the transactions contemplated hereby may be abandoned by either party: (i) if the Closing shall not have occurred on or before October 31, 2014, unless such date is extended by mutual agreement of the parties; or (ii) if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.   AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of IIT; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by IIT pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class ADV, Class I, Class S and Class S2 Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.   NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

ING Investors Trust

7337 East Doubletree Ranch Road

Suite 100

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Attn: Jeffrey S. Puretz

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3. This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

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14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Acquired Portfolio or the Acquiring Portfolio, as the case may be, as provided in the Declaration of Trust of IIT. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

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Appendix B: Additional Information Regarding Voya Large Cap Growth Portfolio

Portfolio Holdings Information

A description of the policies and procedures of Large Cap Growth Portfolio regarding the release of portfolio holdings information is available in Large Cap Growth Portfolio’s SAI. Portfolio holdings information can be reviewed online at www.VoyaInvestment.com.

How Shares Are Priced

The NAV per share for each class of Large Cap Growth Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) each day on which the NYSE is open for trading. Large Cap Growth Portfolio is open for business every day the NYSE is open. Portfolio shares will not be priced on days when the NYSE is closed. The NAV per share of each class of Large Cap Growth Portfolio is calculated by taking the value of Large Cap Growth Portfolio’s assets attributable to that class, subtracting Large Cap Growth Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. To the extent Large Cap Growth Portfolio invests in other open-end funds (other than exchange-traded funds “ETFs”), Large Cap Growth Portfolio will calculate its NAV using the NAV of the funds in which it invests as described in that fund’s prospectus.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from independent pricing services. Shares of investment companies held by Large Cap Growth Portfolio (other than ETF shares) will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when Large Cap Growth Portfolio’s NAV is not calculated. As a result, the NAV of Large Cap Growth Portfolio may change on days when shareholders will not be able to purchase or redeem Large Cap Growth Portfolio’s shares. When market quotations are not available or are deemed unreliable, Large Cap Growth Portfolio will use a fair value for an asset that is determined in accordance with procedures adopted by Large Cap Growth Portfolio’s Board. The types of assets for which such fair value pricing might be required include, but are not limited to:

•	Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•	Securities of an issuer that has entered into a restructuring;

•	Securities whose trading has been halted or suspended;

•	Debt instruments that have gone into default and for which there are no current market value quotations; and

•	Securities that are restricted as to transfer or resale.

Large Cap Growth Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by Large Cap Growth Portfolio’s Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser will make such determinations in good faith in accordance with procedures adopted by Large Cap Growth Portfolio’s Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that Large Cap Growth Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which Large Cap Growth Portfolio determines its NAV per share.

When your Variable Contract or Qualified Plan is buying shares of Large Cap Growth Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract Holder or Plan Participant is received in proper form. When the Variable Contract Holder or Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract Holder or Plan Participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by Large Cap Growth Portfolio or its designated agent. In order to receive that day’s price, your order must be received by Market Close.

How to Buy and Sell Shares

Large Cap Growth Portfolio’s shares may be offered to insurance company Separate Accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of Large Cap Growth Portfolios, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Code and the underlying U.S. Treasury Regulations. Large Cap Growth Portfolio may not be available as investment options in your Variable Contract, through your Qualified Plan, or other investment company. Please refer to the prospectus for the appropriate insurance company Separate Account, investment company or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to one of Large Cap Growth Portfolios and any fees that may apply. Participating Insurance Companies and certain other designated organizations are authorized to receive purchase orders on Large Cap Growth Portfolio’s behalf.

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Large Cap Growth Portfolio currently does not foresee any disadvantages to investors if Large Cap Growth Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans, and other permitted investors, for which Large Cap Growth Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract Holders, Plan Participants, and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in Large Cap Growth Portfolio might be required to redeem the investment of one or more of its Separate Accounts from Large Cap Growth Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force Large Cap Growth Portfolio to sell securities at disadvantageous prices. Large Cap Growth Portfolio may discontinue sales to a Qualified Plan and require Plan Participants with existing investments in Large Cap Growth Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

In addition, Large Cap Growth Portfolio’s shares may be purchased by certain other management investment companies, including through fund-of-fund arrangements with Voya affiliated funds. In some cases Large Cap Growth Portfolio may serve as a primary or significant investment vehicle for the fund-of-funds. From time to time, Large Cap Growth Portfolio may experience large investments or redemptions due to allocation or rebalancing by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Portfolio management. For example, Large Cap Growth Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales or securities result in gains and could also increase transaction costs or portfolio turnover. The Adviser and sub-adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on Large Cap Growth Portfolio as a result of these transactions. So long as Large Cap Growth Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Large Cap Growth Portfolio reserves the right to suspend the offering of shares or to reject any specific purchase order. Large Cap Growth Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Distribution and Shareholder Service Plans

Large Cap Growth Portfolio has a distribution and shareholder service plan (“12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act for Class ADV shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the Class ADV shares and for shareholder services provided by securities dealers (including the Adviser) and other financial intermediaries and plan administrators that provide administrative services relating to Class ADV shares and their shareholders, including Variable Contract Holders or Plan Participants with interests in Large Cap Growth Portfolio. The annual distribution and shareholder service fees under the 12b-1 Plan may equal up to 0.75% (0.50% for distribution fees and 0.25% for shareholder service fees) of the average daily net assets of Large Cap Growth Portfolio. The Distributor has agreed to waive 0.15% of the distribution fees through May 1, 2016.

Large Cap Growth Portfolio has a distribution plan pursuant to Rule 12b-1 (“Distribution Plan”) in accordance with Rule 12b-1 under the 1940 Act for Class S2 shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of the Class S2 shares of Large Cap Growth Portfolio. Under the Distribution Plan, Large Cap Growth Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S2 shares. The Distributor has agreed to waive 0.10% of the distribution fees. The waiver will continue through May 1, 2016.

Large Cap Growth Portfolio has a shareholder service plan (“Service Plan”) for Class S and Class S2 shares. These payments are made to the Distributor in connection with shareholder services rendered to Portfolio shareholders and the maintenance of shareholders’ accounts. The Service Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, broker dealers (including the Adviser) and other financial intermediaries and plan administrators that provide shareholder and administrative services relating to Class S and S2 shares of Large Cap Growth Portfolio and their shareholders, including Variable Contract Holders or Plan Participants with interests in the Portfolio. Under the Service Plan, Large Cap Growth Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets.

Because these fees are paid out of Large Cap Growth Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Frequent Trading - Market Timing

Large Cap Growth Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of Large Cap Growth Portfolio. Shares of Large Cap Growth Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. Large Cap Growth Portfolio’s Administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of Large Cap Growth Portfolio.

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Large Cap Growth Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within Large Cap Growth Portfolio by its customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, Large Cap Growth Portfolio may make a determination that certain trading activity is harmful to Large Cap Growth Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in Large Cap Growth Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. Large Cap Growth Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. Large Cap Growth Portfolio seeks assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

Large Cap Growth Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of Large Cap Growth Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the sub-adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of Large Cap Growth Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease Large Cap Growth Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Large Cap Growth Portfolio’s performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time Large Cap Growth Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in Large Cap Growth Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by Large Cap Growth Portfolio based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by Large Cap Growth Portfolio is halted and does not resume prior to the time Large Cap Growth Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Large Cap Growth Portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. Large Cap Growth Portfolio has adopted fair valuation policies and procedures intended to reduce Large Cap Growth Portfolio’s exposure to price arbitrage, stale pricing, and other potential pricing discrepancies. However, to the extent that Large Cap Growth Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to Large Cap Growth Portfolio that are followed by the financial intermediaries that use Large Cap Growth Portfolio and the monitoring by Large Cap Growth Portfolio is designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in Large Cap Growth Portfolio will occur. Moreover, decisions about allowing trades in Large Cap Growth Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of Large Cap Growth Portfolio’s shareholders.

Payments to Financial Intermediaries

Voya mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from Large Cap Growth Portfolio’s Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers and companies that service Qualified Plans for selling Large Cap Growth Portfolio’s shares and/or for servicing shareholder accounts. In addition, Large Cap Growth Portfolio’s Adviser, Distributor, Administrator, or their affiliated entities, out of their own resources and without additional cost to Large Cap Growth Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, Administrator, or affiliated entities of Large Cap Growth Portfolio may also share their profits with affiliated insurance companies or other Voya entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from Large Cap Growth Portfolio’s Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from Large Cap Growth Portfolio’s Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in Large Cap Growth Portfolio by those companies. Large Cap Growth Portfolio’s Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in Large Cap Growth Portfolio. These payments as well as payments from Large Cap Growth Portfolio’s Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make Large Cap Growth Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of Large Cap Growth Portfolio.

[As of May 1, 2014, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in Large Cap Growth Portfolio by Variable Contract Holders through the relevant insurance company’s Variable Contracts.]

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The insurance companies issuing Variable Contracts or Qualified Plans that use Large Cap Growth Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract Holders. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. Large Cap Growth Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract Holders should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Plan Participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Dividends, Distributions, and Taxes

Dividends and Distributions

Large Cap Growth Portfolio declares and pays dividends from net investment income at least annually. Large Cap Growth Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of Large Cap Growth Portfolio at the NAV of such shares on the payment date unless a Participating Insurance Company’s Separate Account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of Large Cap Growth Portfolio’s distributions may constitute a return of capital.

To comply with federal tax regulations, Large Cap Growth Portfolio may also pay an additional capital gains distribution.

Tax Matters

Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Large Cap Growth Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Sub-Chapter M of the Code, including requirements with respect to diversification of assets, distribution of income, and sources of income. As a RIC, Large Cap Growth Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains that it distributes to its shareholders.

Large Cap Growth Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from Large Cap Growth Portfolio to the insurance company’s Separate Accounts.

Since the sole shareholders of Large Cap Growth Portfolio will be Separate Accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See Large Cap Growth Portfolio’s Statement of Additional Information dated May 1, 2014 for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN LARGE CAP GROWTH PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

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FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand Large Cap Growth Portfolio’s financial performance for the past five years or, if shorter, the period of the operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of Large Cap Growth Portfolio (assuming reinvestment of all dividends and distributions). This information has been derived from Large Cap Growth Portfolio’s financial statements that were audited by KPMG LLP, an independent registered public accounting firm. The report of KPMG LLP, along with the financial statements included in the annual shareholder report dated December 31, 2013, is incorporated herein by reference.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets						Supplemental data
Year or period ended	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total Distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions /additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)		Expenses net of all reductions /additions (2)(3)(4)	Net investment income (loss) (2)(4)		Net assets, end of year or period	Portfolio turnover rate
	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)	(%)		($000’s)	(%)
Class ADV
12-31-13	14.17	0.03		4.24	4.27	0.06	0.16	-	0.22	18.22	30.29	1.43	1.07		1.07	0.14		2,519,145	77
12-31-12	12.23	0.11	•	2.02	2.13	0.06	0.13	-	0.19	14.17	17.49	1.42	1.08		1.08	0.80		2,134,353	79
12-31-11	12.86	0.05	•	0.24	0.29	0.04	-	0.88	0.92	12.23	1.88	1.44	1.20		1.20	0.37		70,714	77
12-31-10	11.34	0.04	•	1.53	1.57	0.05	-	-	0.05	12.86	13.91	1.37	1.20	†	1.20	0.32	†	8,618	134
12-31-09	8.01	0.02		3.31	3.33	-	-	-	-	11.34	41.57	1.36	1.20	†	1.20	0.17	†	1	19

Class I
12-31-13	14.80	0.09		4.46	4.55	0.09	0.16	-	0.25	19.10	30.95	0.68	0.60		0.60	0.61		1,469,089	77
12-31-12	12.72	0.16	•	2.13	2.29	0.08	0.13	-	0.21	14.80	18.10	0.67	0.60		0.60	1.09		969,313	79
12-31-11	13.27	0.12	•	0.25	0.37	0.04	-	0.88	0.92	12.72	2.48	0.69	0.60		0.60	0.92		629,091	77
12-31-10	11.63	0.09		1.60	1.69	0.05	-	-	0.05	13.27	14.59	0.62	0.60	†	0.60	0.69	†	299,170	134
12-31-09	8.19	0.07	•	3.42	3.49	0.05	-	-	0.05	11.63	42.73	0.61	0.60	†	0.60	0.68	†	282,862	19

Class S
12-31-13	14.61	0.06	•	4.39	4.45	0.08	0.16	-	0.24	18.82	30.62	0.93	0.85		0.85	0.34		1,408,087	77
12-31-12	12.57	0.09		2.14	2.23	0.06	0.13	-	0.19	14.61	17.81	0.92	0.85		0.85	0.80		486,212	79
12-31-11	13.14	0.09	•	0.25	0.34	0.03	-	0.88	0.91	12.57	2.24	0.94	0.85		0.85	0.68		338,683	77
12-31-10	11.54	0.04		1.60	1.64	0.04	-	-	0.04	13.14	14.25	0.87	0.85	†	0.85	0.45	†	131,155	134
12-31-09	8.14	0.04	•	3.40	3.44	0.04	-	-	0.04	11.54	42.45	0.86	0.85	†	0.85	0.41	†	95,580	19

Class S2
12-31-13	14.54	0.02		4.37	4.39	0.05	0.16	-	0.21	18.72	30.39	1.18	1.00		1.00	0.21		53,802	77
12-31-12	12.53	0.10	•	2.10	2.20	0.06	0.13	-	0.19	14.54	17.69	1.17	1.00		1.00	0.71		35,383	79
12-31-11	13.13	0.07	•	0.24	0.31	0.03	-	0.88	0.94	12.53	2.06	1.19	1.00		1.00	0.58		13,055	77
12-31-10	11.51	0.04	•	1.58	1.62	-	-	-	-	13.13	14.11	1.12	1.00	†	1.00	0.30	†	988	134
12-31-09	8.10	0.03	•	3.38	3.41	0.00 *	-	-	-	11.51	42.11	1.11	1.00	†	1.00	0.37	†	879	19

1.	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

2.	Annualized for periods less than a year.

3.	Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

4.	Expense ratios reflect operating expenses of the Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by the Portfolio. Net investment income (loss) is net of all such additions or reductions.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

†	Impact of waiving the advisory fee for ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

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Appendix C: Security Ownership of Certain Beneficial and Record Owners

The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio’s outstanding shares as of March 28, 2014:

VY Marsico Growth Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*

Voya Large Cap Growth Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*

*	On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganization is the same as on March 28, 2014.

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[PRINT CODE]

7337 EAST DOUBLETREE RANCH ROAD SUITE 100 SCOTTSDALE, ARIZONA 85258-2034

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free 1-877-907-7646 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyvote.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate box on the Proxy Ballot below, sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot. PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JUNE 19, 2014.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
	[ ]	KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

VY MARSICO GROWTH PORTFOLIO

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:
				For	Against	Abstain

1. To approve an Agreement and Plan of Reorganization by and between VY Marsico Growth Portfolio and Voya Large Cap Growth Portfolio (“Large Cap Growth Portfolio”), providing for the reorganization of VY Marsico Growth Portfolio with and into Large Cap Growth Portfolio.				☐	☐	☐

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares owned. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

This Proxy Ballot must be signed exactly as your name(s) appear(s) hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Meeting to Be Held on
June 19, 2014.
The Proxy Statement for the Meeting and the Notice of the Meeting are available at WWW.PROXYVOTE.COM/ING.

[   ]

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned hereby appoint(s) Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Portfolio (the "Portfolio"), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258-2034 on June 19, 2014, at 1:00 PM, local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed. If no specification is made, the proxy will be voted “FOR” the proposal.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART B

Voya Investors Trust

Statement of Additional Information

May 15, 2014

Acquisition of the Assets and Liabilities of:	By and in Exchange for Shares of:
VY Marsico Growth Portfolio	Voya Large Cap Growth Portfolio
(A Series of Voya Investors Trust)	(A Series of Voya Investors Trust)
7337 East Doubletree Ranch Road, Suite100	7337 East Doubletree Ranch Road, Suite100
Scottsdale, Arizona 85258-2034	Scottsdale, Arizona 85258-2034

This Statement of Additional Information of Voya Large Cap Growth Portfolio (“SAI”) is available to the shareholders of VY Marsico Growth Portfolio (“Marsico Portfolio”, a series of Voya Investors Trust, in connection with a proposed transaction whereby all of the assets and liabilities of Marsico Portfolio will be transferred to Voya Large Cap Growth Portfolio (“Large Cap Growth Portfolio,” together with Marsico Portfolio, the “Portfolios,” each a “Portfolio”), a series of Voya Investors Trust, in exchange for shares of Large Cap Growth Portfolio.

 This SAI consists of: (i) this cover page; (ii) the Portfolio Managers’ Report for Large Cap Growth Portfolio; (iii) the accompanying pro forma financial statements; and (iv) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.	The SAI for Marsico Portfolio, dated May 1, 2014, as filed on [April 29, 2014] (File No: 033-23512) and the SAI for Large Cap Growth Portfolio dated May 1, 2014, as filed on [April 29, 2014] (File No: 033-23512).

2.	The Financial Statements of Marsico Portfolio included in the Annual Report dated December 31, 2013, as filed on March 6, 2014 and the Semi-Annual Report dated June 30, 2013, as filed on September 4, 2013 (File No: 811-05629) and the Financial Statements of Large Cap Growth Portfolio included in the Annual Report dated December 31, 2013, as filed on March 6, 2014 and the Semi-Annual Report dated June 30, 2013, as filed on September 4, 2013 (File No. 811-05629).

This SAI is not a prospectus. A Proxy Statement/Prospectus dated May 15, 2014, relating to the Reorganization of Marsico Portfolio may be obtained, without charge, by writing to the Voya Investment Management at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or calling 1-800-366-0066. This SAI should be read in conjunction with the Proxy Statement/Prospectus.

Voya Large Cap Growth Portfolio

 Set forth below is an excerpt from Large Cap Growth Portfolio’s annual report dated December 31, 2013.

* * * *

Market Perspective: Year Ended December 31, 2013

By the middle of the fiscal year, global equities, in the form of the MSCI World IndexSM measured in local currencies including net reinvested dividends (“the Index”) had already surged 11.70%. But there was plenty of skepticism. Stock markets were only rising, it was argued, because of central banks’ ultra-loose monetary policy. This kept interest rates so low that many investors who would normally favor fixed income investments had turned to stocks. Others countered that interest rates might be low, but they would stay that way into the medium term, supporting capital values in the face of little threat from inflation. Such arguments would be tested in the months through December. But in the end the Index returned 28.87% for the whole fiscal year. (The Index returned 26.68% for the one year ended December 31, 2013, measured in U.S. dollars.)

In the U.S., investor sentiment was cushioned by the U.S. Federal Reserve Board (“Fed’s”) $85 billion of monthly Treasury and mortgage-backed securities purchases. Another force affecting sentiment was the pace of economic recovery, which was unimpressive for most of the year. Gross Domestic Product (“GDP”) in the first quarter of 2013 rose by just 1.8% (annualized) and in the second by only 2.5%. As late as October, the average number of new jobs being created was reported at fewer than 150,000 per month with the unemployment rate at 7.2%. However a slow recovery was a double-edged sword for markets in risky assets: a faster pace would probably cause the “tapering” of bond purchases by the Fed.

During most of the summer then, the tapering issue dominated investor confidence. On May 22 and again on June 19, Fed Chairman Bernanke attempted to prepare markets for the beginning of the end of quantitative easing. The reaction was soaring bond yields and by June 24 an 8% slump in the Index from its May 21 peak. This led nervous central bankers the world over, in the last days of June, to give assurances that easy money was here for a long time. Soothed by these and later words of comfort in July, markets recovered, but were dampened again by the threat of military engagement in the Middle East.

Yet a change in the dynamics of investor sentiment seemed to be underway. Middle East tensions eased and attention turned to the September 18 meeting of the Fed, which was widely expected to announce the imminent tapering of the Fed’s bond purchases. Surprisingly, on the day before Chairman Bernanke’s address, the Index had again reached a new high for the year. This would have been hard to imagine even a few months earlier, but the significance was apparently lost in the shock of the Fed’s decision not to taper.

Increasingly it appeared that markets were reconciled to tapering, no longer treating “bad” news on the economy, which might prolong the Fed’s bond purchases, as “good” news. And the real good news was starting to flow. By the end of the fiscal year the unemployment rate had fallen to 7.0% with new jobs averaging nearly 200,000 per month. GDP growth in the third quarter was revised up to 4.1% (flattered somewhat by inventory accumulation). Consumer confidence was clearly improving.

When on December 18 the Fed did announce a tapering to $75 billion per month with more to come, markets quickly took it in stride and the Index ended the year at a new all-time high.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds fell 2.02% in the fiscal year, only the third loss in 20 years as the anticipated end to quantitative easing undermined longer-dated issues. Sub-indices with the shortest durations held on to tiny positive returns, but the Barclays Long Term U.S. Treasury sub-index dropped 12.66%. The Barclays U.S. Corporate Investment Grade Bond sub-index lost 1.53%. However the (separate) Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) gained 7.44%.

U.S. equities, represented by the S&P 500® Index including dividends, soared 32.39%, to a record closing high. The consumer discretionary sector did best with a gain of 43.08%, followed by health care 41.46%. The worst performers were the telecommunications sector 11.47% and utilities 13.21%. Operating earnings per share for S&P 500® companies set another record in the third quarter of 2013, with the share of profits in national income historically high, supported by low interest rates and sluggish wage growth.

In currencies the dollar fell 4.00% against the euro during the 12 months and 1.82% against the pound on better economic news from Europe. But the dollar gained 21.39% on the yen in the face of the new Japanese government’s aggressive monetary easing.

In international markets, the MSCI Japan Index exploded 54.58% to the upside during the fiscal year. Encouragingly GDP grew for three quarters in a row, albeit at declining rates. Consumer prices excluding fresh food and energy stopped falling year-over-year for the first time since 2008. The MSCI Europe ex UK® Index advanced 23.12%. The euro zone finally recorded quarterly GDP growth of 0.3% after six straight quarterly declines, but could only follow it up with a wafer-thin gain of 0.1%. The closely watched composite purchasing managers’ index registered expansion from July after 17 months of contraction. But there was still much to do with unemployment at 12.1%, near an all-time high. The MSCI UK® Index added 18.43%, held back by heavily weighted laggards especially among banks and miners. GDP in the third quarter of 2013 grew an improved 0.8% and unemployment continued to fall. But concerns remained about a housing bubble and consumer prices rising faster than wages.

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All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Index	Description
Bank of America/Merrill Lynch U.S. High Yield, BB-B Rated, 2% Constrained Index	Tracks the performance of BB-B rated U.S. dollar denominated corporate bonds Publicly issued in the U.S. domestic market. Qualifying bonds are capitalization- weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%.

Bank of America/Merrill Lynch U.S. High Yield BB-B Rated Index	Is an unmanaged index of bonds rated BB and B by Moody’s or S&P.

Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.

Barclays U.S. 1-3 Year Government/ Credit Bond Index	A widely recognized index of publicly issued fixed rate, investment grade debt securities, including Treasuries, Agencies and credit securities with a maturity of one to three years.

Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Barclays U.S. Corporate Investment Grade Bond Index	The corporate component of the Barclays U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.

Barclays Long Term U.S. Treasury Index	The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

MSCI U.S. REIT® Index	A free float-adjusted market capitalization weighted index that is comprised of equity real estate investment trusts that are included in the MSCI U.S. Investable Market 2500 Index (with the exception of specialty REITs that do not generate a majority of their revenue and income from real estate rental and leasing obligations). The index represents approximately 85% of the U.S. REIT market.

MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

Russell 1000® Index	An unmanaged, comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies.

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Index	Description
Russell 1000 Growth® Index	Measures the performance of the 1,000 largest companies in the Russell 3000® Index with higher price-to-book ratios and higher forecasted growth.

Russell 1000 Value® Index	An unmanaged index that measures the performance of those Russell 1000® securities with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index	An unmanaged index that measures the performance of securities of small U.S. companies.

S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

Portfolio Managers’ Report

ING Large Cap Growth Portfolio (the ‘‘Portfolio’’) seeks long-term capital growth. The Portfolio is managed by Christopher F. Corapi, Jeffrey Bianchi and Michael Pytosh, Portfolio Managers of ING Investment Management Co. LLC (“ING IM”) — the Sub-Adviser.

Performance: For the year ended December 31, 2013, the Portfolio’s Class S shares, provided a total return of 30.62% compared to the Russell 1000® Growth Index, which returned 33.48% for the same period.

Sector Diversification as of December 31, 2013 (as a percentage of net assets)
Information Technology	25.9%
Consumer Discretionary	22.8%
Health Care	12.5%
Industrials	12.0%
Consumer Staples	12.0%
Financials	5.5%
Materials	4.6%
Energy	3.8%
Assets in Excess of Other Liabilities*	0.9%
Net Assets	100.0%

*Includes short-term investments.

  Portfolio holdings are subject to change daily.

Portfolio Specifics: The Portfolio underperformed its benchmark during the reporting period. The most significant detractors for the period included security selection in the information technology and consumer discretionary sectors. Security selection in the health care and financials sectors contributed the most to results.

The biggest detractors for the period included overweight positions in EMC Corp. (“EMC”) and F5 Networks, Inc. (“F5 Networks”), along with an underweight position in Microsoft Corp. (“Microsoft”). EMC, a leader in storage solutions, reported weak quarterly results, including a 4% revenue shortfall and earnings per share that were below expectations. Core EMC storage was the reason for the shortfall, driven by weak U.S. federal sales and late-in-the-quarter orders, which led to revenue push-out. Our underweight position in Microsoft detracted from performance. Amid weak technology company results in the first quarter of 2013, investors were attracted to Microsoft’s dividend yield as a safe haven, the potential for better capital allocation strategy after an activist investor took a stake in the company and to its early efforts at growing its cloud or hosted software delivery business to drive a higher mix of recurring revenues. Later in the year, Microsoft Chief Executive Officer Steve Ballmer announced his resignation, which drove outperformance in the stock as investors see potential for a more shareholder friendly Microsoft going forward. Networking-appliances company, F5 Networks, reported a shortfall of revenue and earnings during the first quarter of 2013, due to a weak enterprise and carrier information technology spending environment, as well as delays in customer spending as the company is in the process of refreshing several of its hardware products. Continued concerns over F5 Networks’ customer spending levels led to stock underperformance.

Top Ten Holdings as of December 31, 2013 (as a percentage of net assets)
Apple, Inc.	5.0%
Google, Inc. – Class A	4.9%
Gilead Sciences, Inc.	2.9%
Home Depot, Inc.	2.5%
Comcast Corp. – Class A	2.4%
PepsiCo, Inc.	2.2%
Oracle Corp.	2.2%
Starbucks Corp.	2.2%
Mastercard, Inc.	2.2%
Union Pacific Corp.	2.2%

  Portfolio holdings are subject to change daily.

Top contributors to performance included overweight positions in Gilead Sciences, Inc. (“Gilead Sciences”), Ameriprise Financial, Inc. (“Ameriprise Financial”) and Actavis PLC. (“Actavis”). Shares of Gilead Sciences performed well along with the rest of the biotechnology industry, which was one of the strongest performing industries in 2013. In addition, the company reported better than expected revenue growth and earnings, driven by accelerated HIV drug purchases. The stock also benefited from continued positive news on clinical trials for its hepatitis C franchise. Ameriprise Financial, a hybrid insurer/asset manager, outperformed during the year by materially exceeding expectations on margin improvements, driven by advisor productivity. The company also exhibited shareholder-friendly behavior by deploying excess capital via share buybacks and dividends. Although the company experienced significant outflows from some of its platforms, this was mostly in lower fee assets, so the net result has been an improved fee mix. Shares of Actavis performed well following news that the company would acquire Ireland-based specialty pharmaceutical company Warner Chilcott. The deal is expected to be significantly accretive to earnings due to

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Warner Chilcott’s low tax rate as an Ireland-based company. In addition, there were several positive developments regarding the Actavis generic portfolio and the company beat first quarter 2013 earnings expectations and raised guidance for 2013.

Current Strategy and Outlook: We believe that the U.S. economy has moved into a phase of self-sustaining, if slow, economic recovery. As we see modestly improving economic conditions, the U.S. Federal Reserve Board (the “Fed”) has assured the public that it is prepared to take further action to promote a stronger recovery and sustained improvement in labor market conditions. We believe the strength of U.S. corporations remains intact, as evidenced by significant amounts of free cash flow and record-high incremental margins. U.S. corporations are also actively returning capital to shareholders via dividend increases and share buybacks.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Portfolio may differ from that presented for other ING Funds. Performance for the different classes of shares will vary based on differences in fees associated with each class.

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PRO FORMA FINANCIAL STATEMENTS

In connection with a proposed transaction whereby all of the assets and liabilities of Marsico Portfolio will be transferred to Large Cap Growth Portfolio, in exchange for shares of Large Cap Growth Portfolio, shown below are financial statements for each Portfolio and Pro Forma Financial Statements for the combined Portfolio, assuming the Reorganization is consummated, as of December 31, 2013. The first table presents Statements of Assets and Liabilities for each Portfolio and estimated pro forma figures for the combined Portfolio. The second table presents Statements of Operations for each Portfolio and estimated pro forma figures for the combined Portfolio. The third table presents Portfolio of Investments for each Portfolio and estimated pro forma figures for the combined Portfolio. The tables are followed by the Notes to the Pro Forma Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2013 (unaudited)
	Marsico Portfolio	Large Cap Growth Portfolio	Pro Forma Adjustments		Large Cap Growth Portfolio Pro Forma Combined
ASSETS:
Investments in securities at fair value +*	$582,827,329	$5,399,186,197	$13,156,677	(A)	$5,995,170,203
Short-term investments at fair value**	20,668,709	68,053,600	(13,156,677	)(A)	75,565,632
Total Investments at fair value	$603,496,038	$5,467,239,797	$-		$6,070,735,835
Cash	-	857	-		857
Receivables:
Investment securities sold	1,332,203	40,548,555	-		41,880,758
Fund shares sold	100,758	632,918	-		733,676
Dividends	420,906	4,106,402	-		4,527,308
Foreign tax reclaims	42,975	–	-		42,975
Prepaid expenses		18,900	-		18,900
Reimbursement due from manager	–	337,049	249,800	(B)	586,849
Total assets	605,392,880	5,512,884,478	249,800		6,118,527,158

LIABILITIES:
Payable for investment securities purchased	2,478,100	22,403,667	-		24,881,767
Payable for fund shares redeemed	3,724,551	35,699,881	-		39,424,432
Payable upon receipt for securities loaned	11,463,811	–	-		11,463,811
Payable for unified fees	403,897	–	(403,897	)(A)	-
Payable for investment management fees	-	2,510,772	403,897	(A)	2,914,669
Payable to administrative fees	–	456,500	-		456,500
Payable for shareholder service and distribution fees	121,070	1,307,200	-		1,428,270
Payable for trustee fees	–	22,674	-		22,674
Other accrued expenses and liabilities	–	360,241	249,800	(B)	610,041
Total liabilities	18,191,429	62,760,935	249,800		81,202,164
NET ASSETS	$587,201,451	$5,450,123,543	$-		$6,037,324,994

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$423,346,630	$3,964,113,149	$-		$4,387,459,779
Undistributed net investment income	15,309	13,834,572	-		13,849,881
Accumulated net realized gain	26,115,266	380,527,079	1,226	(A)	406,643,571
Net unrealized appreciation	137,724,246	1,091,648,743	(1,226	)(A)	1,229,371,763
NET ASSETS	$587,201,451	$5,450,123,543	$-		$6,037,324,994

+ Including securities loaned at value	$11,229,524	$–			$11,229,524
* Cost of investments in securities	$445,104,558	$4,307,537,454	$13,156,677	(A)	$4,765,798,689
** Cost of short-term investments	$20,668,709	$68,053,600	$(13,156,677	)(A)	$75,565,632

Class ADV
Net Assets	$7,545,734	$2,519,145,279	$-		$2,526,691,013
Shares authorized	unlimited	unlimited			unlimited
Par value	$0.001	$0.001	$-		$0.001
Shares outstanding	301,014	138,248,109	113,132	(C)	138,662,255
Net asset value and redemption price per share	$25.07	$18.22	$-		$18.22

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STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2013 (unaudited)
	Marsico Portfolio	Large Cap Growth Portfolio	Pro Forma Adjustments		Large Cap Growth Portfolio Pro Forma Combined
Class I
Net Assets	$30,753,973	$1,469,089,422	$-		$1,499,843,395
Shares authorized	unlimited	unlimited			unlimited
Par value	$0.001	$0.001	$-		$0.001
Shares outstanding	1,201,519	76,934,119	408,637	(C)	78,544,275
Net asset value and redemption price per share	$25.60	$19.10	$-		$19.10

Class S
Net Assets	$530,590,656	$1,408,086,682	$-		$1,938,677,338
Shares authorized	unlimited	unlimited			unlimited
Par value	$0.001	$0.001	$-		$0.001
Shares outstanding	20,953,022	74,821,632	7,239,893	(C)	103,014,547
Net asset value and redemption price per share	$25.32	$18.82			$18.82

Class S2
Net Assets	$18,311,088	$53,802,160	$-		$72,113,248
Shares authorized	unlimited	unlimited			unlimited
Par value	$0.001	$0.001	$-		$0.001
Shares outstanding	728,490	2,873,316	249,666	(C)	3,851,472
Net asset value and redemption price per share	$25.14	$18.72	$-		$18.72

(A)	Reflects adjustments related to portfolio transitioning
(B)	Reflects adjustment for estimated one time merger expenses and transition costs (See Note 4 in Notes to Unaudited Pro Forma Financial Statements).
(C)	Reflects new shares issued, net of retired shares of ING Marsico Growth Portfolio. (Calculation: Net Assets ÷ NAV per share)

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STATEMENTS OF OPERATIONS for the year ended December 31, 2013 (Unaudited)
	Marsico Portfolio	Large Cap Growth Portfolio	Pro Forma Adjustments		Large Cap Growth Portfolio Pro Forma Combined
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$5,792,337	$54,735,574	$-		$60,527,911
Securities lending income, net	61,538	-	-		61,538
Total investment income	5,853,875	54,735,574	-		60,589,449

EXPENSES:
Investment management fees	–	24,941,929	2,988,040	(A)	27,929,969
Unified fees	4,471,260	–	(4,471,260	)(A)	-
Distribution and shareholder service fees:
Class ADV	47,698	17,538,108	-		17,585,806
Class S	1,228,168	2,382,614	-		3,610,782
Class S2	87,847	230,780	-		318,627
Transfer agent fees	–	5,023	602	(A)	5,625
Administrative service fees	–	4,534,851	543,277	(A)	5,078,128
Shareholder reporting expense	–	376,900	45,153	(A)	422,053
Registration fees	–	21,777	2,609	(A)	24,386
Professional fees	–	278,502	33,365	(A)	311,867
Custody and accounting expense	–	423,110	50,689	(A)	473,799
Trustee fees and expenses	22,717	136,047	(6,419	)(A)	152,345
Miscellaneous expense	–	96,152	411,666	(A)	507,818
Interest expense	–	1,718	206	(A)	1,924
Merger and transition expenses	–	–	249,800	(B)	249,800
Total expenses	5,857,690	50,967,511	(152,272)		56,672,929
Net waived and reimbursed fees	(27,109)	(10,157,494)	1,784,520	(A)	(8,400,083)
Net expenses	5,830,581	40,810,017	1,632,248		48,272,846
Net investment income	23,294	13,925,557	(1,632,248)		12,316,603

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	80,940,985	383,196,412	(277	)(C)	464,137,120
Foreign currency related transactions	(1,503)	–	1,503	(C)	-
Net realized gain	80,939,482	383,196,412	1,226		464,137,120
Net change in unrealized appreciation (depreciation) on:
Investments	84,050,985	817,253,158	-		901,304,143
Foreign currency related transactions	1,226	–	(1,226	)(C)	-
Net change in unrealized appreciation (depreciation)	84,052,211	817,253,158	(1,226)		901,304,143
Net realized and unrealized gain	164,991,693	1,200,449,570	-		1,365,441,263
Increase in net assets resulting from operations	$165,014,987	$1,214,375,127	$(1,632,248)		$1,377,757,866

*Foreign taxes withheld	$119,359	$-	$-		$119,359

(A)	Reflects adjustment in expenses due to effects of new contractual rates
(B)	Reflects adjustment for estimated one time merger expenses and transition costs (See Note 4 in Notes to Unaudited Pro Forma Financial Statements).
(C)	Reflects adjustments related to portfolio transitioning

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PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited)
Marsico Portfolio	Large Cap Growth Portfolio	Pro Forma adjustments		Large Cap Growth Portfolio Pro Forma Combined			Marsico Portfolio	Large Cap Growth Portfolio	Pro Forma adjustments		Large Cap Growth Portfolio Pro Forma Combined
Shares	Shares			Shares			Value	Value	Value		Value
				COMMON STOCK: 99.3%
						Consumer Discretionary: 22.9%
19,752	-	(19,752	)(A)	-	@	Amazon.com, Inc.	7,876,900	-	(7,876,900	)(A)	-
-	1,774,149	195,838	(A)	1,969,987		Best Buy Co., Inc.	-	70,753,062	7,810,009	(A)	78,563,071
290,795	1,122,253	(166,916	)(A)	1,246,132		CBS Corp. - Class B	18,535,273	71,532,406	(10,639,237	)(A)	79,428,442
-	115,593	12,760	(A)	128,353	@	Chipotle Mexican Grill, Inc.	-	61,585,639	6,798,072	(A)	68,383,711
54,279	-	(54,279	)(A)	-		Cie Financiere Richemont SA	5,422,335	-	(5,422,335	)(A)	-
243,669	2,484,843	30,618	(A)	2,759,130		Comcast Corp. – Class A	12,662,260	129,124,867	1,591,065	(A)	143,378,192
-	1,325,508	146,315	(A)	1,471,823		Delphi Automotive PLC	-	79,702,796	8,797,917	(A)	88,500,713
-	1,048,323	115,718	(A)	1,164,041	@	Discovery Communications, Inc. - Class A	-	94,789,366	10,463,234	(A)	105,252,600
250,604	1,561,024	(78,292	)(A)	1,733,336		Gap, Inc.	9,793,604	61,004,818	(3,059,645	)(A)	67,738,777
-	1,636,045	180,593	(A)	1,816,638		Home Depot, Inc.	-	134,711,945	14,870,049	(A)	149,581,994
133,997	-	(133,997	)(A)	-	@	Liberty Global PLC - Class A	11,924,393	-	(11,924,393	)(A)	-
58,237	340,210	(20,683	)(A)	377,764	@	Liberty Media Corp.	8,528,809	49,823,754	(3,029,062	)(A)	55,323,501
189,418	-	(189,418	)(A)	-	@, L	Lululemon Athletica, Inc.	11,181,345	-	(11,181,345	)(A)	-
-	1,308,491	144,437	(A)	1,452,928		Macy's, Inc.	-	69,873,419	7,712,911	(A)	77,586,330
-	1,366,445	150,834	(A)	1,517,279		Nike, Inc.	-	107,457,235	11,861,564	(A)	119,318,799
17,686	-	(17,686	)(A)	-	@	Panera Bread Co.	3,124,939	-	(3,124,939	)(A)	-
15,485	45,867	(10,422	)(A)	50,930	@	Priceline.com, Inc.	17,999,764	53,315,801	(12,114,550	)(A)	59,201,015
75,259	1,517,357	92,233	(A)	1,684,849		Starbucks Corp.	5,899,553	118,945,615	7,230,145	(A)	132,075,313
233,689	-	(233,689	)(A)	-		Starwood Hotels & Resorts Worldwide, Inc.	18,566,591	-	(18,566,591	)(A)	-
209,061	-	(209,061	)(A)	-		TJX Cos., Inc.	13,323,457	-	(13,323,457	)(A)	-
-	571,015	63,031	(A)	634,046	@	Ulta Salon Cosmetics & Fragrance, Inc.	-	55,114,368	6,083,747	(A)	61,198,115
226,243	1,128,685	(101,654	)(A)	1,253,274		Walt Disney Co.	17,284,965	86,231,534	(7,766,380	)(A)	95,750,119
82,304	-	(82,304	)(A)	-		Wynn Resorts Ltd.	15,984,260	-	(15,984,260	)(A)	-
							178,108,448	1,243,966,625	(40,794,381)		1,381,280,692

						Consumer Staples: 12.0%
-	1,690,237	186,575	(A)	1,876,812		Coca-Cola Enterprises, Inc.	-	74,590,159	8,233,563	(A)	82,823,722
-	623,978	68,877	(A)	692,855		Costco Wholesale Corp.	-	74,259,622	8,197,077	(A)	82,456,699
-	1,632,126	180,161	(A)	1,812,287		CVS Caremark Corp.	-	116,811,258	12,894,099	(A)	129,705,357
-	1,064,959	117,554	(A)	1,182,513		Estee Lauder Cos., Inc.	-	80,212,712	8,854,204	(A)	89,066,916
102,782	-	(102,782	)(A)	-	@, L	Green Mountain Coffee Roasters, Inc.	7,768,264	-	(7,768,264	)(A)	-
-	669,018	73,849	(A)	742,867		Hershey Co.	-	65,048,620	7,180,330	(A)	72,228,950
-	658,803	72,721	(A)	731,524		Mead Johnson Nutrition Co.	-	55,181,339	6,091,139	(A)	61,272,478
-	1,456,667	160,793	(A)	1,617,460		PepsiCo, Inc.	-	120,815,961	13,336,154	(A)	134,152,115
36,039	-	(36,039	)(A)	-		Pernod-Ricard S.A.	4,105,983	-	(4,105,983	)(A)	-
-	1,144,235	126,305	(A)	1,270,540		Whole Foods Market, Inc.	-	66,171,110	7,304,235	(A)	73,475,345
							11,874,247	653,090,781	60,216,554		725,181,582

9

PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited)
Marsico Portfolio	Large Cap Growth Portfolio	Pro Forma adjustments		Large Cap Growth Portfolio Pro Forma Combined			Marsico Portfolio	Large Cap Growth Portfolio	Pro Forma adjustments		Large Cap Growth Portfolio Pro Forma Combined
						Energy: 3.8%
-	648,302	71,562	(A)	719,864		Anadarko Petroleum Corp.	-	51,423,315	5,676,313	(A)	57,099,628
101,787	-	(101,787	)(A)	-	@	Antero Resources Corp.	6,457,367	-	(6,457,367	)(A)	-
68,717	-	(68,717	)(A)	-	@	Continental Resources, Inc.	7,732,037	-	(7,732,037	)(A)	-
-	545,672	60,233	(A)	605,905		EOG Resources, Inc.	-	91,585,588	10,109,588	(A)	101,695,176
-	1,277,342	140,998	(A)	1,418,340		Halliburton Co.	-	64,825,107	7,155,657	(A)	71,980,764
230,050	-	(230,050	)(A)	-		Schlumberger Ltd.	20,729,805	-	(20,729,805	)(A)	-
							34,919,209	207,834,010	(11,977,651)		230,775,568

						Financials: 5.5%
212,565	-	(212,565	)(A)	-		American International Group, Inc.	10,851,443	-	(10,851,443	)(A)	-
-	649,567	71,702	(A)	721,269		Ameriprise Financial, Inc.	-	74,732,684	8,249,296	(A)	82,981,980
-	286,458	31,620	(A)	318,078		Blackrock, Inc.	-	90,655,363	10,006,906	(A)	100,662,269
446,051	-	(446,051	)(A)	-		Citigroup, Inc.	23,243,717	-	(23,243,717	)(A)	-
36,040	-	(36,040	)(A)	-		IntercontinentalExchange Group, Inc.	8,106,117	-	(8,106,117	)(A)	-
-	734,033	81,026	(A)	815,059		Prudential Financial, Inc.	-	67,692,523	7,472,174	(A)	75,164,697
-	724,326	79,954	(A)	804,280		Travelers Cos., Inc.	-	65,580,476	7,239,038	(A)	72,819,514
							42,201,277	298,661,046	(9,233,863)		331,628,460

						Health Care: 12.5%
-	415,497	45,864	(A)	461,361	@	Actavis PLC	-	69,803,496	7,705,192	(A)	77,508,688
-	821,480	90,678	(A)	912,158		Allergan, Inc.	-	91,249,998	10,072,544	(A)	101,322,542
-	775,631	85,617	(A)	861,248		Amgen, Inc.	-	88,546,035	9,774,069	(A)	98,320,104
87,433	-	(87,433	)(A)	-	@	Biogen Idec, Inc.	24,459,382	-	(24,459,382	)(A)	-
116,028	638,567	(45,540	)(A)	709,055	@	Celgene Corp.	19,604,091	107,892,280	(7,694,505	)(A)	119,801,866
470,161	2,119,300	(236,224	)(A)	2,353,237	@	Gilead Sciences, Inc.	35,332,599	159,265,395	(17,752,241	)(A)	176,845,753
-	658,145	72,649	(A)	730,794		McKesson Corp.	-	106,224,603	11,725,501	(A)	117,950,104
-	1,283,802	141,711	(A)	1,425,513	@	Mylan Laboratories	-	55,717,007	6,150,269	(A)	61,867,276
							79,396,072	678,698,814	(4,478,553)		753,616,333

						Industrials: 12.0%
-	1,175,451	129,751	(A)	1,305,202		Ametek, Inc.	-	61,911,004	6,833,987	(A)	68,744,991
38,028	751,014	44,872	(A)	833,914	@	BE Aerospace, Inc.	3,309,577	65,360,748	3,905,207	(A)	72,575,532
102,853	-	(102,853	)(A)	-		Canadian Pacific Railway Ltd	15,563,716	-	(15,563,716	)(A)	-
100,455	-	(100,455	)(A)	-		Cummins, Inc.	14,161,141	-	(14,161,141	)(A)	-
-	1,226,138	135,346	(A)	1,361,484		Danaher Corp.	-	94,657,854	10,448,717	(A)	105,106,571
-	1,110,707	122,604	(A)	1,233,311		Flowserve Corp.	-	87,557,033	9,664,899	(A)	97,221,932
-	1,032,628	113,986	(A)	1,146,614		Ingersoll-Rand PLC - Class A	-	63,609,885	7,021,516	(A)	70,631,401
-	507,295	55,997	(A)	563,292		Pall Corp.	-	43,297,628	4,779,367	(A)	48,076,995
578,325	-	(578,325	)(A)	-	@	Rolls-Royce Holdings PLC	12,232,435	-	(12,232,435	)(A)	-
-	559,702	61,782	(A)	621,484		Roper Industries, Inc.	-	77,619,473	8,567,951	(A)	86,187,424
72,204	701,126	5,189	(A)	778,519		Union Pacific Corp.	12,130,272	117,789,168	871,773	(A)	130,791,213

10

PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited)
Marsico Portfolio	Large Cap Growth Portfolio	Pro Forma adjustments		Large Cap Growth Portfolio Pro Forma Combined			Marsico Portfolio	Large Cap Growth Portfolio	Pro Forma adjustments		Large Cap Growth Portfolio Pro Forma Combined
-	989,032	109,173	(A)	1,098,205		Waste Connections, Inc.	-	43,151,466	4,763,233	(A)	47,914,699
							57,397,141	654,954,259	14,899,358		727,250,758

						Information Technology: 26.0%
-	485,606	53,603	(A)	539,209		Apple, Inc.	-	272,478,383	30,077,266	(A)	302,555,649
203,409	-	(203,409	)(A)	-		ASML Holding NV-NY REG	19,059,424	-	(19,059,424	)(A)	-
-	997,948	110,158	(A)	1,108,106	@	Cognizant Technology Solutions Corp.	-	100,772,789	11,123,708	(A)	111,896,497
-	4,656,847	514,042	(A)	5,170,889		EMC Corp.	-	117,119,702	12,928,146	(A)	130,047,848
295,347	2,066,266	(67,264	)(A)	2,294,349	@	Facebook, Inc.	16,143,667	112,942,099	(3,676,661	)(A)	125,409,105
25,865	-	(25,865	)(A)	-	@	FleetCor Technologies, Inc.	3,030,602	-	(3,030,602	)(A)	-
28,669	238,407	(2,353	)(A)	264,723	@	Google, Inc. – Class A	32,129,635	267,185,109	(2,636,662	)(A)	296,678,082
-	1,426,940	157,511	(A)	1,584,451		Intuit, Inc.	-	108,904,061	12,021,271	(A)	120,925,332
56,229	-	(56,229	)(A)	-	@	LinkedIn Corp.	12,192,134	-	(12,192,134	)(A)	-
-	141,374	15,605	(A)	156,979		Mastercard, Inc.	-	118,112,322	13,037,716	(A)	131,150,038
-	1,397,984	154,315	(A)	1,552,299		NetApp, Inc.	-	57,513,062	6,348,524	(A)	63,861,586
-	3,123,850	344,823	(A)	3,468,673		Oracle Corp.	-	119,518,501	13,192,935	(A)	132,711,436
168,696	-	(168,696	)(A)	-	@	Salesforce.com, Inc.	9,310,332	-	(9,310,332	)(A)	-
332,209	-	(332,209	)(A)	-		Texas Instruments, Inc.	14,587,297	-	(14,587,297	)(A)	-
-	1,151,450	127,102	(A)	1,278,552		TIBCO Software, Inc.	-	25,884,596	2,857,247	(A)	28,741,843
50,415	-	(50,415	)(A)	-	@, L	Twitter, Inc.	3,208,915	-	(3,208,915	)(A)	-
111,315	502,166	(55,884	)(A)	557,597		Visa, Inc.	24,787,624	111,822,325	(12,444,223	)(A)	124,165,726
							134,449,630	1,412,252,949	21,440,563		1,568,143,142

						Materials: 4.6%
-	1,512,089	166,911	(A)	1,679,000		International Paper Co.	-	74,137,723	8,183,622	(A)	82,321,345
-	921,074	101,672	(A)	1,022,746		LyondellBasell Industries NV - Class A	-	73,943,821	8,162,218	(A)	82,106,039
230,144	872,125	(133,875	)(A)	968,394		Monsanto Co.	26,823,283	101,646,169	(15,603,168	)(A)	112,866,284
96,229	-	(96,229	)(A)	-		Sherwin-Williams Co.	17,658,022	-	(17,658,022	)(A)	-
							44,481,305	249,727,713	(16,915,350)		277,293,668

							582,827,329	5,399,186,197	13,156,677		5,995,170,203

						Total Long-Term Investments
						(Cost $445,104,558, $4,307,537,454 and $4,765,798,689 Pro Forma Combined)	582,827,329	5,399,186,197	13,156,677		5,995,170,203

11

PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited)
Marsico Portfolio	Large Cap Growth Portfolio	Pro Forma adjustments		Large Cap Growth Portfolio Pro Forma Combined		Marsico Portfolio	Large Cap Growth Portfolio	Pro Forma adjustments		Large Cap Growth Portfolio Pro Forma Combined
Principal amount†	Principal amount†			Principal amount†		Value	Value	Value		Value
				SHORT-TERM INVESTMENTS: 1.3%
					Mutual Funds: 1.3%
9,204,898	68,053,600	(1,692,866	)(A)	75,565,632	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.020%††	9,204,898	68,053,600	(1,692,866	)(A)	75,565,632

					Securities Lending Collateralcc(1): 0.0%
2,722,657	-	(2,722,657	)(A)	-	Cantor Fitzgerald, Repurchase Agreement dated 12/31/13, 0.01%, due 01/02/14 (Repurchase Amount $2,722,658, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $2,777,110, due 01/15/14–05/01/51)	2,722,657	-	(2,722,657	)(A)	-
2,722,657	-	(2,722,657	)(A)	-	Citigroup, Inc., Repurchase Agreement dated 12/31/13, 0.02%, due 01/02/14 (Repurchase Amount $2,722,660, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.080%–11.000%, Market Value plus accrued interest $2,777,110, due 12/15/15–08/15/53)	2,722,657	-	(2,722,657	)(A)	-
2,722,657	-	(2,722,657	)(A)	-	Deutsche Bank AG, Repurchase Agreement dated 12/31/13, 0.03%, due 01/02/14 (Repurchase Amount $2,722,661, collateralized by various U.S. Government Agency Obligations, 0.000%–8.000%, Market Value plus accrued interest $2,777,111, due 01/24/14–02/01/47)	2,722,657	-	(2,722,657	)(A)	-
2,722,657	-	(2,722,657	)(A)	-	Merrill Lynch & Co., Inc., Repurchase Agreement dated 12/31/13, 0.01%, due 01/02/14 (Repurchase Amount $2,722,658, collateralized by various U.S. Government Agency Obligations, 1.364%–7.000%, Market Value plus accrued interest $2,777,110, due 6/01/17–09/01/44)	2,722,657	-	(2,722,657	)(A)	-
573,183	-	(573,183	)(A)	-	Royal Bank of Canada, Repurchase Agreement dated 12/31/13, 0.00%, due 01/02/14 (Repurchase Amount $573,183, collateralized by various U.S. Government Securities, 0.000%–2.500%, Market Value plus accrued interest $584,647, due 01/23/14–08/15/23)	573,183	-	(573,183	)(A)	-
						11,463,811	-	(11,463,811)		-

					Total Short-Term Investments
					(Cost $20,668,709, $68,053,600 and $75,565,632 Pro Forma Combined)	20,668,709	68,053,600	(13,156,677)		75,565,632

12

PORTFOLIO OF INVESTMENTS
as of December 31, 2013 (Unaudited)
Marsico Portfolio	Large Cap Growth Portfolio	Pro Forma adjustments	Large Cap Growth Portfolio Pro Forma Combined				Marsico Portfolio	Large Cap Growth Portfolio	Pro Forma adjustments	Large Cap Growth Portfolio Pro Forma Combined
					Total Investments in Securities
					( Cost $465,773,267, $4,375,591,054 and $4,841,364,321 Pro Forma Combined) *	100.6%	$603,496,038	$5,467,239,797	$-	$6,070,735,835
					Other Assets and Liabilities - Net	(0.6)	(16,294,587)	(17,116,254)	-	(33,410,841)
					Net Assets	100.0%	$587,201,451	$5,450,123,543	$-	$6,037,324,994

				†	Unless otherwise indicated, principal amount is shown in USD.
				††	Rate shown is the 7-day yield as of December 31, 2013.
				@	Non-income producing security
				cc	Securities purchased with cash collateral for securities loaned.
				L	Loaned security, a portion or all of the security is on loan at December 31, 2013.
				(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
				(A)	Reflects adjustments related to portfolio transitioning

				*	Cost for federal income tax purposes is:		$465,787,080	$4,391,735,507	$-	$4,857,522,587
					Net unrealized appreciation consists of:
					Gross Unrealized Appreciation		$139,427,490	$1,105,067,269	$-	$1,244,494,759
					Gross Unrealized Depreciation		(1,718,532)	(29,562,979)	-	(31,281,511)
					Net Unrealized Appreciation		$137,708,958	$1,075,504,290	$-	$1,213,213,248

13

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31,2013 in valuing the assets and liabilities:

	Marsico Portfolio	Large Cap Growth Portfolio	Pro Forma adjustments		Large Cap Growth Portfolio Pro Forma Combined
Asset Table
Investments, at value
Level 1 - Quoted Prices	$570,271,474	$5,467,239,797	$33,224,564	(A)	$6,070,735,835
Level 2 - Other Significant Observable Inputs	33,224,564	-	(33,224,564	)(A)	-
Level 3 - Significant Unobservable Inputs	-	-	-		-
Total Investments, at value	$603,496,038	$5,467,239,797	$-		$6,070,735,835

^ See Note 2, “Security Valuation” in the Notes to Unaudited Pro Forma Financial Statements for additional information.

(A) Reflects adjustments related to portfolio transitioning

14

NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

Note 1 – Basis of Combination:

The Board of Trustees (the “Board”) of VY Marsico Growth Portfolio (“Marsico Growth”) and Voya Large Cap Growth Portfolio (“Large Cap Growth”) (each a “Portfolio” and collectively, the “Portfolios”), approved an Agreement and Plan of Reorganization dated January 23, 2014 (the “Plan”) whereby, subject to approval by the shareholders of Marsico Growth, Large Cap Growth will acquire all of the assets of Marsico Growth, subject to the liabilities of such Portfolio, in exchange for Large Cap Growth issuing shares of such fund to shareholders of Marsico Growth in a number equal in value to net assets of Marsico Growth (the “Merger”).

The Merger will be accounted for as a tax-free merger of investment companies with Large Cap Growth remaining as both the tax and accounting survivor. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization(s) occurred at December 31, 2013. The unaudited pro forma Portfolio of Investments and Statement of Assets and Liabilities reflect the financial position of Marsico Growth and Large Cap Growth at December 31, 2013. The unaudited pro forma Statement of Operations reflects the results of operations of Marsico Growth and Large Cap Growth for the twelve-months ended December 31, 2013. These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the date indicated above for Marsico Growth and Large Cap Growth under U.S. generally accepted accounting principles for investment companies. The unaudited pro forma Portfolio of Investments reflects the pro forma combined portfolio holdings of Marsico Growth and Large Cap Growth as of June 30, 2013. This unaudited pro forma Portfolio of Investments reflects management’s anticipation that most portfolio transitioning, including the sale of most holdings of Marsico Growth and the purchases of assets Large Cap Growth may hold or wish to hold, will take place shortly prior to the closing date of the Mergers. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of Large Cap Growth for pre-combination periods will not be restated.

The unaudited pro forma Portfolio of Investments, and Statement of Assets and Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of each Portfolio, which are incorporated by reference in the Statement of Additional Information.

Note 2 – Security Valuation:

Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing price. Portfolio securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by a Portfolio’s custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on a Portfolio’s valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith and in accordance with policies set by the Board of each Portfolio. Among elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Note 3 – Capital Shares:

The unaudited pro forma net asset value per share assumes additional shares of common Large Cap Growth issued in connection with the proposed acquisition of Marsico Growth by Large Cap Growth as of December 31, 2013. The number of additional shares issued was calculated by dividing the net assets of each class of Marsico Growth by the respective class net asset value per share of Large Cap Growth.

Note 4 – Merger and Transition Costs:

The Adviser (or an affiliate) will bear the costs associated with obtaining shareholder approval, including, but not limited to, vote solicitation and SEC filings.

Merger costs to be incurred by the Advisers (or an affiliate) are estimated at approximately $157,800. These costs represent the estimated expenses of the Portfolio carrying out its obligations under the Plan and consist of management’s estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger. The explicit transaction costs will be paid by the Adviser or its affiliates. These explicit transaction costs are estimated to be $92,000. Actual results could differ from these estimates.

15

Note 5 – Use of Estimates in Preparation of Pro Forma Financial Statements:

Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates.

Note 6 – Federal Income Taxes:

It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired. A portion of the amount of these capital loss carryforwards may be limited in the future.

16

Voya Investors Trust

(“Registrant” or “Trust”)

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Reference is made to Article V, Section 5.4 of the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference herein.

Pursuant to Indemnification Agreements between the Trust and each Independent Trustee, the Trust indemnifies each Independent Trustee against any liabilities resulting from the Independent Trustee’s serving in such capacity, provided that the Trustee has not engaged in certain disabling conduct.

The Trust has a management agreement with Directed Services LLC (“DSL”), and the Trust and DSL have various portfolio management agreements with the portfolio managers (the “Agreements”). Generally, the Trust will indemnify DSL and the portfolio managers under the Agreements for acts and omissions by DSL and/or the portfolio managers. Also, DSL will indemnify the portfolio managers under the Agreements for acts and omissions by the portfolio managers. Neither DSL nor the portfolio managers are indemnified for acts or omissions where DSL and/or the portfolio managers commit willful misfeasance, bad faith, gross negligence, and/or by reason of reckless disregard.

The Trust has a management agreement with Voya Investments, LLC (“Voya Investments”) with respect to ING American Funds Portfolios, ING Retirement Portfolios, and ING Clarion Global Real Estate Portfolio. Generally, the Trust will indemnify Voya Investments from and against, any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under the management agreement between the Trust and Voya Investments, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Voya Investment’s duties, or by reason of reckless disregard of the its obligations and duties under the agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Agreement and Declaration of Trust, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 16. EXHIBITS

1.    (A)         Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (17)

(B)	Certificate of Amendment dated May 1, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (17)

(C)	Amendment #2 effective May 1, 2003 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

(D)	Amendment #3 effective June 2, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

(E)	Amendment #4 effective June 16, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

(F)	Amendment #5 dated August 25, 2003 to the Trust’s Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

(G)	Amendment #6 effective September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

(H)	Amendment #7 effective September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

(I)	Amendment #9 effective November 11, 2003 to The Amended and Restated Agreement and Declaration of Trust (22)

(J)	Amendment #10, effective June 2, 2003, to The Amended and Restated Agreement and Declaration of Trust (23)

(K)	Amendment #11, effective January 20, 2004, to The Amended and Restated Agreement and Declaration of Trust (23)

(L)	Amendment #12, effective February 25, 2004, to The Amended and Restated Agreement and Declaration of Trust (23)

(M)	Amendment #13, effective August 1, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

(N)	Amendment #14, effective August 6, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

(O)	Amendment #15, dated September 3, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

(P)	Amendment #16 effective November 8, 2004 to The Amended and Restated Agreement and Declaration of Trust (25)

(Q)	Amendment #17 effective February 1, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

(R)	Amendment #18 effective April 29, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

(S)	Amendment #19 effective May 2, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

(T)	Amendment #21 effective July 25, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to addition of ING MarketStyle Growth, ING MarketStyle Moderate Growth, ING MarketStyle Moderate, ING MarketPro, and ING VP Index Plus International Equity Portfolios (27)

(U)	Amendment #20 effective August 15, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Mercury Focus Value Portfolio to ING Mercury Large Cap Value Portfolio (27)

(V)	Amendment #22 effective August 29, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Jennison Equity Opportunities Portfolio to ING Wells Fargo Advantage Mid Cap Disciplined Portfolio (27)

(W)	Amendment #23 effective November 30, 2005 to the Amended and Restated Agreement and Declaration of Trust to establish additional separate Series designated as ING EquitiesPlus Portfolio, ING FMRSM Small Cap Equity Portfolio, ING Global Real Estate Portfolio, and ING Wells Fargo Small Cap Disciplined Portfolio (29)

(X)	Amendment #24 effective December 1, 2005 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Salomon Brothers Investors Portfolio to ING Lord Abbett Affiliated Portfolio (33)

(Y)	Amendment # 25 effective December 5, 2005 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Alliance Mid Cap Growth Portfolio to ING AllianceBernstein Mid Cap Growth Portfolio and ING Capital Guardian Managed Global Portfolio to ING Templeton Global Growth Portfolio (33)

(Z)	Amendment #26 dated January 3, 2006 to the Amended and Restated Agreement and Declaration of Trust to abolish the ING AIM Mid Cap Growth Portfolio (33)

(AA)	Amendment #27 effective March 24, 2006 to the Amended and Restated Agreement and Declaration of Trust to establish additional separate Series designated as ING Franklin Income Portfolio and ING Quantitative Small Cap Value Portfolio (33)

(BB)	Amendment #28 effective April 28, 2006 to the Amended and Restated Agreement and Declaration of Trust to (1) Re-designate Service 1 Class shares to Service Class shares for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Moderate Portfolio; and (2) Designate Adviser Class shares and Institutional Class shares for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Moderate Portfolio (33)

(CC)	Amendment #29 effective April 28, 2006 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Quantitative Small Cap Value Portfolio to ING Disciplined Small Cap Value Portfolio, and ING Salomon Brothers All Cap Portfolio to ING Legg Mason Partners All Cap Portfolio (33)

(DD)	Amendment #30, effective May 1, 2006, to the Amended and Restated Agreement and Declaration of Trust, to establish additional separate Series designated as ING FMRSM Equity Income Portfolio and ING Pioneer Equity Income Portfolio (34)

(EE)	Amendment #31, effective August 7, 2006, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING MFS Mid Cap Growth Portfolio to ING FMRSM Mid Cap Growth Portfolio and ING Goldman Sachs TollkeeperSM Portfolio to ING Global Technology Portfolio (35)

(FF)	Amendment #32, effective November 6, 2006, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING Mercury Large Cap Growth Portfolio to ING BlackRock Large Cap Growth Portfolio, ING Mercury Large Cap Value Portfolio to ING BlackRock Large Cap Value Portfolio, ING FMRSM Earnings Growth Portfolio to ING FMRSM Large Cap Growth Portfolio and ING JPMorgan Small Cap Equity Portfolio to ING JPMorgan Small Cap Core Equity Portfolio (35)

(GG)	Amendment #33, with regard to ING Eagle Asset Capital Appreciation Portfolio, dated December 27, 2006, to the Amended and Restated Agreement and Declaration of Trust, Abolition of Series of Shares of Beneficial Interest (35)

(HH)	Amendment #34, effective April 3, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish additional separate Series designated as ING BlackRock Inflation Protected Bond Portfolio, ING Franklin Mutual Shares Portfolio and ING Franklin Templeton Founding Strategy Portfolio (36)

(II)	Amendment #35, effective April 30, 2007, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING International Portfolio to ING International Growth Opportunities Portfolio, ING Van Kampen Equity Growth Portfolio to ING Van Kampen Capital Growth portfolio, and ING Wells Fargo Mid Cap Disciplined Portfolio to ING Wells Fargo Disciplined Value Portfolio (36)

(JJ)	Amendment #36, effective April 30, 2007, to the Amended and Restated Agreement and Declaration of Trust, to designate Service Class shares for ING Stock Index Portfolio (36)

(KK)	Amendment #37 to the Amended and Restated Agreement and Declaration of Trust, to abolish ING Capital Guardian Small/Mid Cap Portfolio (38)

(LL)	Amendment #38 to the Amended and Restated Agreement and Declaration of Trust, to abolish ING Legg Mason Partners All Cap Portfolio (38)

(MM)	Amendment #39, effective June, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish an additional series designated as ING Focus 5 Portfolio (38)

(NN)	Amendment # 40, effective July 31, 2007, to the Amended and Restated Agreement and Declaration of Trust, to designate Service 2 Class shares for ING Stock Index Portfolio (38)

(OO)	Amendment #41, effective September 12, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish two additional series ING American Funds Bond Portfolio and ING LifeStyle Conservative Portfolio (40)

(PP)	Plan of Liquidation and Dissolution of Series of ING MarketPro Portfolio, effective October 26, 2007 (42)

(QQ)	Plan of Liquidation and Dissolution of Series of ING MarketStyle Growth Portfolio, effective October 26, 2007 (42)

(RR)	Plan of Liquidation and Dissolution of Series of ING MarketStyle Moderate Growth Portfolio, effective October 26, 2007 (42)

(SS)	Plan of Liquidation and Dissolution of Series of ING MarketStyle Moderate Portfolio, effective October 26, 2007 (42)

(TT)	Amendment #42 to the Amended and Restated Agreement and Declaration of Trust, Abolition of Series of Shares of Beneficial Interest, dated November 29, 2007 (42)

(UU)	Amendment #43 to the Amended and Restated Agreement and Declaration of Trust, effective January 7, 2008 (42)

(VV)	Amendment #44 to the Amended and Restated Agreement and Declaration of Trust, effective January 31, 2008 (42)

(WW)	Amendment #45 to the Amended and Restated Agreement and Declaration of Trust, effective February 22, 2008 (42)

(XX)	Amendment #46 to the Amended and Restated Agreement and Declaration of Trust, Abolition of Series of Shares of Beneficial Interest, dated March 27, 2008 (42)

(YY)	Amendment #47 to the Amended and Restated Agreement and Declaration of Trust, effective April 14, 2008 (42)

(ZZ)	Plan of Liquidation and Dissolution of Series of ING EquitiesPlus Portfolio, effective April 28, 2008 (42)

(AAA)	Amendment #48 to the Amended and Restated Agreement and Declaration of Trust, dated April 28, 2008 (43)

(BBB)	Amendment #49 to the Amended and Restated Agreement and Declaration of Trust, effective July 1, 2008 (43)

(CCC)	Amendment #50 to the Amended and Restated Agreement and Declaration of Trust, Abolition of Series of Shares of Beneficial Interest of ING Capital Guardian U.S. Equities Portfolio and ING Well Fargo Disciplined Value Portfolio) dated September 11, 2008 (44)

(DDD)	Amendment #51 to the Amended and Restated Agreement and Declaration of Trust, Designation of Adviser Class shares for ING Stock Index Portfolio effective January 23, 2009 (45)

(EEE)	Action by Unanimous Written Consent of the Boards of Directors/Trustees (fixing the number of Trustees comprising the Board to 10) dated January 30, 2009 (45)

(FFF)	Amendment #52 to the Amended and Restated Agreement and Declaration of Trust, Re-designation of ING Legg Mason Value Portfolio to ING Growth and Income Portfolio II effective April 30, 2009 (45)

(GGG)	Amendment #53 to the Amended and Restated Agreement and Declaration of Trust, Re-designation of ING Global Real Estate Portfolio to ING Clarion Global Real Estate Portfolio, ING Julius Baer Foreign Portfolio to ING Artio Foreign Portfolio, ING Oppenheimer Active Asset Allocation Portfolio to ING Oppenheimer Active Allocation Portfolio, ING PIMCO Core Bond Portfolio to ING PIMCO Total Return Bond Portfolio, ING Van Kampen Real Estate Portfolio to ING Clarion Real Estate Portfolio and ING VP Index Plus International Equity Portfolio to ING International Equity Portfolio effective May 1, 2009 (45)

(HHH)	Plan of Liquidation and Dissolution of Series of ING Disciplined Small Cap Value Portfolio, effective April 4, 2009 (46)

(III)	Amendment #54 effective July 17, 2009 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to establish four additional series ING Retirement Conservative Portfolio, ING Retirement Moderate Portfolio, ING Retirement Moderate Growth Portfolio and ING Retirement Growth Portfolio (46)

(JJJ)	Amendment #55 dated July 20, 2009 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to abolish ING JPMorgan Value Opportunities Portfolio, ING Oppenheimer Main Street Portfolio and ING Van Kampen Capital Growth Portfolio (46)

(KKK)	Amendment #56 dated August 10, 2009 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to abolish ING AllianceBernstein Mid Cap Equity Portfolio, ING Growth and Income Portfolio II, ING Index Plus International Equity Portfolio and ING International Growth Opportunities Portfolio (47)

(LLL)	Amendment #57 dated August 19, 2009 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to abolish ING Disciplined Small Cap Value Portfolio (47)

(MMM)	Plan of Liquidation and Dissolution of Series of ING Multi-Manager International Small Cap Portfolio, effective October 23, 2009 (47)

(NNN)	Amendment #58 dated October 26, 2009 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the abolition of the ING LifeStyle Portfolios (48)

(OOO)	Amendment #59 effective November 27, 2009 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to designate Adviser Class shares for ING Van Kampen Global Tactical Asset Allocation Portfolio (47)

(PPP)	Amendment #59 dated November 27, 2009 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the designation of Adviser Class shares for ING Van Kampen Global Tactical Allocation Portfolio (48)

(QQQ)	Amendment #60 dated March 22, 2010 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the establishment of ING DFA Global Allocation Portfolio (48)

(RRR)	Amendment #61 dated March 25, 2010 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the abolition of the ING T. Rowe Price Personal Strategy Growth Portfolio (48)

(SSS)	Amendment #62 dated April 30, 2010 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the redesignation of ING Evergreen Health Sciences Portfolio to ING Wells Fargo Health Care Portfolio, ING Focus 5 Portfolio to ING DFA Global All Equity Portfolio, ING Lord Abbett Affiliated Portfolio to ING Lord Abbett Growth and Income Portfolio, ING Stock Index Portfolio to ING U.S. Stock Index Portfolio, ING Van Kampen Global Franchise Portfolio to ING Morgan Stanley Global Franchise Portfolio, and ING Van Kampen Global Tactical Asset Allocation Portfolio to ING Morgan Stanley Global Tactical Asset Allocation Portfolio (48)

(TTT)	Amendment #63 effective May 27, 2010 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the abolition of the Service 2 Class of ING Limited Maturity Bond Portfolio and ING Pioneer Fund Portfolio (49)

(UUU)	Amendment #64 effective June 14, 2010 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the redesignation of ING Wells Fargo Omega Growth Portfolio to ING Large Cap Growth Portfolio (49)

(VVV)	Amendment #65 effective August 23, 2010 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the redesignation of ING DFA Global All Equity Portfolio to ING DFA World Equity Portfolio (49)

(WWW)	Amendment #66 dated August 23, 2010 to the Amended and Restated Declaration Of Trust dated February 26, 2002 regarding the abolition of the ING Wells Fargo Small Cap Disciplined Portfolio (49)

(XXX)	Amendment #67 effective November 12, 2010 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to establish two additional series ING American Funds Global Growth and Income Portfolio and ING American Funds International Growth and Income Portfolio (49)

(YYY)	Amendment #68 effective January 21, 2011 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the redesignation of ING Marsico International Opportunities Portfolio to ING T. Rowe Price International Stock Portfolio and ING Pioneer Equity Income Portfolio to ING Large Cap Value Portfolio (50)

(ZZZ)	Amendment #69 dated January 24, 2011 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, to abolish ING American Funds Growth-Income Portfolio, ING BlackRock Large Cap Value Portfolio, ING Lord Abbett Growth and Income Portfolio, and ING Morgan Stanley Global Tactical Asset Allocation Portfolio (50)

(AAAA)	Amendment #70 effective April 29, 2011 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the redesignation of ING Van Kampen Growth and Income Portfolio to ING Invesco Van Kampen Growth and Income Portfolio and ING Wells Fargo Health Care Portfolio to ING BlackRock Health Sciences Opportunities Portfolio (50)

(BBBB)	Amendment #71 effective July 1, 2011 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the redesignation of ING Janus Contrarian Portfolio to ING Core Growth and Income Portfolio (51)

(CCCC)	Amendment #72 effective July 15, 2011 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of Service 2 Class shares of ING BlackRock Health Sciences Opportunities Portfolio and Institutional Class shares of ING Morgan Stanley Global Franchise Portfolios (51)

(DDDD)	Amendment #73 effective November 17, 2011 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of Service 2 Class shares of ING T. Rowe Price International Stock Portfolio (51)

(EEEE)	Amendment #74 effective December 5, 2011 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of series of shares of ING Core Growth and Income Portfolio (51)

(FFFF)	Amendment #75 effective July 20, 2012 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the redesignation of ING American Funds Bond Portfolio to ING Bond Portfolio (53)

(GGGG)	Amendment #76 effective July 23, 2012 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of series of ING American Funds Growth Portfolio and ING Artio Foreign Portfolio (53)

(HHHH)	Amendment #77 effective March 25, 2013 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the establishment of ING Global Perspectives Portfolio (54)

(IIII)	Amendment #78 effective March 25, 2013 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the abolition of series of ING Oppenheimer Active Allocation Portfolio (54)

(JJJJ)	Amendment #79 effective April 30, 2013 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the redesignation of ING Invesco Van Kampen Growth and Income Portfolio to ING Invesco Growth and Income Portfolio (54)

(KKKK)	Amendment #80 effective May 1, 2013 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002, regarding the redesignation of ING Pioneer Fund Portfolio to ING Multi-Manager Large Cap Core Portfolio (54)

2.	By-laws (1)

3.	Not Applicable.

4.	Agreement and Plan of Reorganization between ING Marsico Growth Portfolio, a series of Registrant, and ING Large Cap Growth Portfolio, a series of Registrant — Attached as Appendix A to the Proxy Statement/Prospectus.

5.	Instruments Defining Rights of Security Holders (1)

6.    (A)         (i)           Amended and Restated Management Agreement, effective October 24, 1997, as amended May 24, 2002, and as amended and restated January 1, 2007 between ING Investors Trust and Directed Services LLC (35)

(a)	Amended Schedule A and Amended Schedule B, dated November, 2012, with respect to the Amended and Restated Management Agreement between ING Investors Trust and Directed Services LLC (53)

(b)	Letter Agreement, dated May 1, 2013 to reduce the annual investment management fee for ING Pioneer Mid Cap Value Portfolio for the period from May 1, 2013 through May 1, 2014 (54)

(c)	Letter Agreement, dated May 1, 2013 to reduce the annual investment management fee for ING T. Rowe Price Equity Income Portfolio for the period from May 1, 2013 through May 1, 2014 (54)

(ii)	Investment Management Agreement, dated August 21, 2003, between ING Investors Trust and ING Investments, LLC (20)

(a)	First Amendment to Investment Management Agreement, between ING Investors Trust and ING Investments, LLC, effective as of September 2, 2004 (25)

(b)	Second Amendment to Investment Management Agreement, dated August 21, 2003, between ING Investors Trust and ING Investments, LLC, effective as of December 15, 2006 (35)

(c)	Amended Schedule A, effective November, 2012, to the Investment Management Agreement dated August 21, 2003, between ING Investors Trust and ING Investments, LLC (53)

(iii)	Management Agreement, dated February 25, 2004, between ING Investors Trust and ING Investments, LLC (24)

(a)	First Amendment to Management Agreement, dated September 2, 2004, between ING Investors Trust and ING Investments, LLC (25)

(b)	Second Amendment to Management Agreement, dated February 25, 2004, between ING Investors Trust and ING Investments, LLC, effective as of December 15, 2006 (35)

(c)	Amended Schedule A, effective May 1, 2013 with respect to the Management Agreement between ING Investors Trust and ING Investments, LLC (54)

(d)	Letter Agreement, dated May 1, 2013 to reduce the annual investment management fee for ING Clarion Global Real Estate Portfolio for the period from May 1, 2013 through May 1, 2014 (54)

(iv)	Amended and Restated Investment Management Agreement, effective April 29, 2005 as amended and restated January 1, 2007, between ING Investors Trust and Directed Services LLC (35)

(a)	Amended Schedule A, effective July 1, 2011, with respect to the Amended and Restated Investment Management Agreement, effective April 29, 2005 and amended and restated January 1, 2007 between ING Investors Trust and Directed Services LLC (52)

(b)	Waiver Letter effective April 30, 2010 between Directed Services LLC and ING Investors Trust regarding ING DFA Global All Equity Portfolio (48)

(c)	Waiver Letter dated May 1, 2013 between Directed Services LLC and ING Investors Trust regarding lowering the management fee for ING Large Cap Value Portfolio from May 1, 2013 through May 1, 2014 (54)

(d)	Waiver Letter effective May 1, 2013 between Directed Services LLC and ING Investors Trust regarding lowering the management fee for ING Clarion Real Estate Portfolio from May 1, 2013 through May 1, 2014 (54)

(B)	Portfolio Management Agreements

(i)	Amended and Restated Portfolio Management Agreement, effective as of October 24, 1997, as amended and restated as of January 21, 2011 between ING Investors Trust, Directed Services LLC and T. Rowe Price Associates, Inc. (51)

(a)	Amended Schedule A effective January 21, 2011 to Portfolio Management Agreement between ING Investors Trust, Directed Services LLC and T. Rowe Price Associates, Inc. regarding ING T. Rowe Price Capital Appreciation, ING T. Rowe Price Equity Income and ING T. Rowe Price International Stock Portfolios (50)

(b)	Amended Schedule B effective May 1, 2011 to the Portfolio Management Agreement between ING Investors Trust, Directed Services LLC and T. Rowe Price Associates, Inc. regarding ING T. Rowe Price Capital Appreciation, ING T. Rowe Price Equity Income and ING T. Rowe Price International Stock Portfolios (51)

(c)	First Amendment to Amended and Restated Portfolio Management Agreement dated October 24, 1997 as amended and restated January 21, 0211 between ING Investors Trust, Directed Services LLC and T. Rowe Price Associates, Inc. effective May 1, 2011 (51)

(d)	Investment Sub-Advisory Agreement dated December 31, 2010 between and among T. Rowe Price Associates, Inc. and T. Rowe Price International Ltd. (50)

(e)	Investment Management Sub-Delegation Agreement dated August 1, 2011 between T. Rowe Price Associates, Inc. and T. Rowe Price Singapore Private Ltd. (51)

(ii)	Amended and Restated Portfolio Management Agreement, dated August 10, 1998 and restated on April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Massachusetts Financial Services Company (33)

(a)	Termination Letter, dated June 7, 2006 to terminate Massachusetts Financial Service Company as Portfolio Manager to ING MFS Mid Cap Growth Portfolio (35)

(b)	First Amendment to Amended and Restated Portfolio Management Agreement, dated August 10, 1998 and restated April 29, 2005, among ING Investors Trust, Directed Services, Inc. and Massachusetts Financial Services Company effective as of December 15, 2006 (37)

(c)	Amended Schedule A, Compensation for Services to Series, dated October 2007 (43)

(iii)	Sub-Advisory Agreement, dated April 30, 2007, between Directed Services LLC and Franklin Mutual Advisers, LLC (42)

(iv)	Amended and Restated Portfolio Management Agreement dated October 2, 2000 and Amended and Restated May 2, 2005, between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company (33)

(a)	Sub-Sub-Advisory Agreement, dated May 2, 2005, between FMR Co., Inc. and Fidelity Research and Management Company in regards to ING FMRSM Earnings Growth Portfolio and ING FMR Diversified Mid Cap Portfolio (33)

(b)	First Amendment to Amended and Restated Portfolio Management Agreement, dated October 2, 2000, and Amended and Restated May 2, 2005, between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company, effective December 15, 2006 (37)

(c)	Sub-Sub-Advisory Agreement dated August 7, 2006, between FMR Co., Inc. and Fidelity Research and Management Company in regards to ING FMRSM Earnings Growth Portfolio, ING FMR Diversified Mid Cap Portfolio, ING FMR Mid Cap Growth Portfolio and ING FMR Equity Income Portfolio (45)

(d)	Termination Letter dated January 10, 2008 to FMR in regards to the ING FMR Large Cap Growth Portfolio and ING FMR Mid Cap Growth Portfolio effective January 31, 2008 (45)

(e)	Termination Letter dated January 10, 2008 to Directed Services LLC in regards to the ING FMR Large Cap Growth Portfolio and ING FMR Mid Cap Growth Portfolio effective January 31, 2008 (45)

(f)	Amended Schedule A dated November 2009 to the Amended and Restated Portfolio Management Agreement dated October 2, 2000 (50)

(g)	Amended Schedule B dated November 2009 to the Amended and Restated Portfolio Management Agreement dated October 2, 2000 (50)

(v)	Portfolio Management Agreement, dated April 30, 2001, between ING Investors Trust, Directed Services, Inc. and Pacific Investment Management Company, LLC (18)

(a)	First Amendment to Portfolio Management Agreement, dated April 30, 2001 between ING Investors Trust, Directed Services, Inc. and Pacific Investment Management Company, LLC effective as of December 15, 2006 (35)

(b)	Second Amendment and Amended Schedule B to Portfolio Management Agreement, dated April 30, 2001 between ING Investors Trust, Directed Services LLC and Pacific Investment Management Company LLC effective April 1, 2008 (43)

(c)	Amended Schedule A and Amended Schedule B dated November 2009 to the Portfolio Management Agreement dated April 30, 2001 between ING Investors Trust, Directed Services LLC and Pacific Investment Management Company, LLC (48)

(vi)	Portfolio Management Agreement dated May 1, 2002 between ING Investors Trust, Directed Services, Inc. and Morgan Stanley Investment Management Inc. d/b/a Van Kampen (18)

(a)	Amended Schedule A and Amended Schedule B effective November 2011 to the Portfolio Management Agreement dated May 1, 2002 between ING Investors Trust, Directed Services LLC and Morgan Stanley Investment Management, Inc. (52)

(b)	Sub-Advisory Agreement, dated December 1, 2003, between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited (22)

(c)	Amendment to Portfolio Management Agreement and Amended Schedule B, dated June 1, 2005, between ING Investors Trust, Directed Services, Inc. and Morgan Stanley Investment Management, Inc. (33)

(d)	Second Amendment, effective December 15, 2006, to Portfolio Management Agreement, dated May 1, 2002, among ING Investors Trust, Directed Services, Inc., and Morgan Stanley Investment Management Inc., d/b/a Van Kampen, effective as of December 15, 2006 (39)

(e)	Third Amendment, effective April 30, 2007, to Portfolio Management Agreement, dated May 1, 2002, among ING Investors Trust, Directed Services, Inc., and Morgan Stanley Investment Management Inc., d/b/a Van Kampen, effective as of April 30, 2007 (39)

(f)	Termination Letter dated February 27, 2009 in regards to the ING Van Kampen Real Estate Portfolio effective May 1, 2009 (45)

(g)	Termination Letter dated May 3, 2009 in regards to the ING Van Kampen Capital Growth Portfolio effective July 3, 2009 (46)

(h)	Waiver Letter between Directed Services LLC and Morgan Stanley Investment Management Inc. d/b/a Van Kampen regarding the ING Van Kampen Global Tactical Asset Allocation Portfolio effective May 13, 2009 (47)

(i)	Termination Letter dated December 14, 2010, in regards to the ING Morgan Stanley Global Tactical Asset Allocation Portfolio effective January 21, 2011 (51)

(vii)	Amended and Restated Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and J.P. Morgan Investment Management, Inc. (successor to J.P. Morgan Fleming Asset Management (USA), Inc.) dated March 26, 2002, as amended and restated April 29, 2005 (34)

(a)	First Amendment to the Amended and Restated Portfolio Management Agreement, dated March 26, 2002 as amended and restated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and J. P. Morgan Investment Management Inc. effective as of December 15, 2006 (36)

(b)	Termination Letter dated May 3, 2009 in regards to the ING JPMorgan Value Opportunities Portfolio effective July 3, 2009 (46)

(c)	Amended Schedule A dated November 2009 to the Amended and Restated Portfolio Management Agreement dated March 26, 2002, as amended and restated April 29, 2005 between ING Investors Trust, Directed Services LLC and J.P. Morgan Investment Management, Inc. (48)

(viii)	Portfolio Management Agreement, dated December 14, 2007, between ING Investors Trust, Directed Services, Inc. and Marsico Capital Management, LLC (42)

(a)	First Amendment dated December 15, 2006 to the Portfolio Management Agreement dated December 14, 2007 between ING Investors Trust, Directed Services, Inc. and Marsico Capital Management, LLC (48)

(b)	Amended Schedule A, Compensation for Services to Series, dated November 2011 (52)

(c)	Termination Letter dated November 5, 2010 with regard to ING Marsico International Opportunities Portfolio (50)

(ix)	Sub-Advisory Agreement dated September 29, 2009 between Directed Services, LLC and Artio Global Management LLC (50)

(a)	Amended Schedule A effective November 2011 to the Sub-Advisory Agreement dated September 29, 2009 between Directed Services LLC and Artio Global Management LLC (52)

(b)	Termination Letter dated May 7, 2012 with regard to ING Artio Foreign Portfolio (52)

(x)	Sub-Advisory Agreement, dated August 1, 2003, between Directed Services, Inc. and ING Investment Management, Co. LLC (formerly, ING Investment Management, Co.) (22)

(a)	First Amendment to Sub-Advisory Agreement, dated August 1, 2003, between Directed Services, Inc. and ING Investment Management, Co. LLC effective as of September 1, 2003 (22)

(b)	Second Amendment to the Sub-Advisory Agreement, dated August 1, 2003 between Directed Services, Inc. and ING Investment Management Co. LLC effective as of December 15, 2006 (35)

(c)	Third Amendment dated September 15, 2007 to Sub-Advisory Agreement, dated August 1, 2003 between Directed Services LLC and ING Investment Management Co. LLC (42)

(d)	Fourth Amendment dated August 1, 2008 to the Sub-Advisory Agreement dated August 1, 2003 between Directed Services LLC and ING Investment Management Co. LLC (48)

(e)	Termination Letter effective April 30, 2010 to the Sub-Advisory Agreement dated August 1, 2003 between Directed Services LLC and ING Investment Management Co. LLC. (48)

(f)	Amended Schedule A effective October 2011 to the Sub-Advisory Agreement dated August 1, 2003 between Directed Services LLC and ING Investment Management Co. LLC (52)

(xi)	Portfolio Management Agreement, dated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Pioneer Investment Management, Inc. (26)

(a)	Amended Schedule A, Compensation for Services to Series, dated November 2011, to the Portfolio Management Agreement between ING Investors Trust, Directed Services LLC and Pioneer Investment Management, Inc. (52)

(b)	First Amendment to Portfolio Management Agreement, dated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Pioneer Investment Management, Inc. effective as of December 15, 2006 (36)

(c)	Termination Letter dated November 5, 2010, to the Portfolio Management Agreement dated April 29, 2005 between ING Investors Trust, Directed Services, Inc. and Pioneer Investment Management, Inc. with regard to ING Pioneer Equity Income Portfolio (50)

(d)	Termination Letter dated March 11, 2013, to the Portfolio Management Agreement dated April 29, 2005 between ING Investors Trust, Directed Services, Inc. and Pioneer Investment Management, Inc. with regard to ING Pioneer Fund Portfolio (54)

(xii)	Sub-Advisory Agreement between ING Investments, LLC and CBRE Clarion Securities LLC dated July 1, 2011 with respect to ING Clarion Global Real Estate Portfolio (51)

(xiii)	Sub-Advisory Agreement between Directed Services LLC and CBRE Clarion Securities LLC dated July 1, 2011 with respect to ING Clarion Real Estate Portfolio (51)

(xiv)	Sub-Advisory Agreement, dated April 28, 2006, between ING Investors Trust, Directed Services, Inc. and Franklin Advisers, Inc. regarding ING Franklin Income Portfolio (34)

(a)	First Amendment to Sub-Advisory Agreement, dated April 28, 2006, between ING Investors Trust, Directed Services, Inc. and Franklin Advisers, Inc. regarding ING Franklin Income Portfolio effective as of December 15, 2006 (39)

(xv)	Sub-Advisory Agreement, dated February 2, 2007 between ING Investors Trust, Directed Services, LLC and BlackRock Investment Management, LLC (39)

(a)	Amended Schedule A, dated November 2011, to the Sub-Advisory Agreement dated February 2, 2007 between ING Investors Trust, Directed Services, LLC and BlackRock Investment Management, LLC (52)

(b)	Amendment effective June 16, 2008 to Sub-Advisory Agreement, dated February 2, 2007 between ING Investors Trust, Directed Services, LLC and BlackRock Investment Management, LLC (43)

(c)	Termination Letter dated January 13, 2011, to the Sub-Advisory Agreement dated February 2, 2007 between ING Investors Trust, Directed Services LLC and BlackRock Investment Management, LLC with regard to ING Black Rock Large Cap Value Portfolio (50)

(xvi)	Sub-Advisory Agreement, dated April 29, 2011 between ING Investors Trust, Directed Services, LLC and BlackRock Advisors, LLC (51)

(xvii)	Sub-Advisory Agreement, dated April 30, 2007, between ING Investors Trust, Directed Services, LLC and BlackRock Financial Management, Inc. (37)

(a)	Amendment to Sub-Advisory Agreement, dated April 30, 2007 between ING Investors Trust, Directed Services, LLC and BlackRock Financial Management, Inc., effective June 16, 2008 (43)

(xviii)	Portfolio Management Agreement, dated December 5, 2005 between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited (35)

(a)	Amended Schedule A to the Portfolio Management Agreement, dated December 5, 2005 between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited, effective April 28, 2006 (35)

(b)	First Amendment to Portfolio Management Agreement, dated December 5, 2005, between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited dated December 15, 2006 (35)

(c)	Second Amendment to Portfolio Management Agreement, dated December 5, 2005 between ING Investors Trust, Directed Services LLC and Templeton Global Advisors Limited dated January 5, 2009 (44)

(xix)	Sub-Advisory Agreement, dated April 28, 2008 between ING Investors Trust, Directed Services LLC and Goldman Sachs Asset Management L.P. (43)

(a)	Substitution Agreement dated January 1, 2013 between ING Investors Trust, ING Investments, LLC and Goldman Sachs Asset Management L.P. (53)

(xx)	Portfolio Management Agreement, dated September 15, 2008 between ING Investors Trust, ING Investments, LLC and OppenheimerFunds, Inc. regarding ING Oppenheimer Active Asset Allocation Portfolio (44)

(a)	First Amendment dated October 1, 2009 to the Portfolio Management Agreement dated September 15, 2008 between ING Investors Trust, ING Investments LLC and OppenheimerFunds, Inc. regarding ING Oppenheimer Active Asset Allocation Portfolio (48)

(b)	Amended Schedule A dated November 2009 to the Portfolio Management Agreement dated September 15, 200 between ING Investors Trust, ING Investments, LLC and OppenheimerFunds, Inc. (48)

(xxi)	Sub-Advisory Agreement dated April 30, 2010 between ING Investors Trust, Directed Services LLC and Dimensional Fund Advisors LP (50)

(a)	Amended Schedule A dated November 2011 to the Sub-Advisory Agreement dated April 30, 2010, between ING Investors Trust, Directed Services LLC and Dimensional Fund Advisors LP (52)

(xxii)	Portfolio Management Agreement, dated June 1, 2010 between ING Investors Trust, Directed Services LLC, and Invesco Advisers, Inc. (49)

(a)	Amended Schedule A and Schedule B dated November 2011 to the Portfolio Management Agreement, dated June 1, 2010 between ING Investors Trust, Directed Services LLC, and Invesco Advisers, Inc. (52)

(xxiii)	Sub-Advisory Agreement dated November 2, 2010 between Directed Services LLC and ING Investment Management Co. LLC (formerly ING Investment Management Co.) regarding ING Large Cap Growth Portfolio and ING Large Cap Value Portfolio (49)

(a)	Amended Schedule A, effective November 2012, to the Sub-Advisory Agreement dated November 2, 2010 between Directed Services LLC and ING Investment Management Co. LLC (53)

(xxiv)	Sub-Advisory Agreement dated August 2, 2010, among ING Goldman Sachs Commodity Strategy Portfolio (Cayman), Ltd., Directed Services LLC and Goldman Sachs Asset Management, L.P. (50)

(xxv)	Sub-Advisory Agreement dated January 21, 2011 between Directed Services LLC and ING Investment Management Advisors B.V. with regard to ING Large Cap Value Portfolio (50)

(a)	First Amendment effective January 22, 2011 to Sub-Advisory Agreement date January 21, 2011 between Directed Services LLC and ING Investment Management Advisors B.V. with regard to ING Large Cap Value Portfolio (52)

(xxvi)	Sub-Advisory Agreement dated January 21, 2011 between Directed Services LLC and ING Investment Management Asia/Pacific (Hong Kong) (50)

(xxvii)	Sub-Advisory Agreement dated July 20, 2012 between ING Investments, LLC and ING Investment Management Co. LLC with regard to ING Bond Portfolio (53)

(a)	Amended Schedule A, effective May 1, 2013, to the Sub-Advisory Agreement dated July 20, 2012 between ING Investments, LLC and ING Investment Management Co. LLC (54)

7.    (A)          (i)          Distribution Agreement, dated January 1, 2007, between ING Investors Trust and ING Investments Distributor, LLC (formerly known as ING Funds Distributor, LLC) (35)

(a)	Amended Schedule A, dated May 1, 2013, to the Distribution Agreement between ING Investors Trust and ING Investments Distributor, LLC (54)

8.	Not Applicable

9.    (A)         Custody Agreement, dated January 6, 2003, with The Bank of New York Mellon (19)

(i)	Amended Exhibit A, effective May 1, 2013, to the Custody Agreement, dated January 6, 2003, with the Bank of New York Mellon (54)

(B)	Foreign Custody Manager Agreement, dated January 6, 2003, with the Bank of New York Mellon (20)

(i)	Amended Exhibit A, effective May 1, 2013, to the Foreign Custody Agreement, dated January 6, 2003, with the Bank of New York Mellon (54)

(C)	Fund Accounting Agreement, dated January 6, 2003, with Bank of New York Mellon (22)

(i)	Amended Exhibit A, effective May 1, 2013, to the Fund Accounting Agreement, dated January 6, 2003, with the Bank of New York Mellon (54)

10.  (A)         (i)           Second Amended and Restated Distribution Plan with ING Investors Trust for Service 2 Class shares, effective November 29, 2012 (54)

(a)	Waiver Letter dated May 1, 2013 to ING Investors Trust from ING Investments Distributor, LLC, regarding the reduction in fee payable under the ING Investors Trust Distribution Plan for Service 2 Class Shares from May 1, 2013 through May 1, 2014 (54)

(b)	Amended Schedule A, dated May 1, 2013, to the Amended and Restated Distribution Plan for Service 2 Class shares (54)

(B)          (i)          Third Amended and Restated Shareholder Service and Distribution Plan for Adviser Class Shares effective November 29, 2012 (54)

(a)	Waiver Letter dated May 1, 2013 to ING Investors Trust from ING Funds Distributor, LLC, regarding the reduction in fee payable under the ING Investors Trust Third Amended and Restated

Shareholder Service and Distribution Plan for the Adviser Class shares from May 1, 2013 through May 1, 2014 (54)

(b)	Waiver Letter dated May 1, 2013 to ING Investors Trust from ING Investments Distributor, LLC, regarding the reduction in fee payable under the ING Investors Trust Third Amended and Restated Shareholder Service and Distribution Plan for the Adviser Class shares of ING U.S. Stock Index Portfolio from May 1, 2013 through May 1, 2014 (54)

(c)	Waiver Letter dated May 1, 2013 to ING Investors Trust from ING Investments Distributor, LLC, regarding the reduction in fee payable under the Third Amended and Restated Shareholder Service and Distribution Plan for the Adviser Class shares of ING PIMCO Total Return Bond Portfolio from May 1, 2013 through May 1, 2014 (54)

(d)	Waiver Letter dated May 1, 2012 to ING Investors Trust from ING Investments Distributor, LLC, regarding the reduction in fee in the amount of equal to 0.15% per annum payable under the ING Investors Trust Second Amended and Restated Shareholder Service and Distribution Plan for the Adviser Class shares of ING Large Cap Growth Portfolio from May 1, 2012 through May 1, 2014 (52)

(e)	Waiver Letter dated July 21, 2012 ING Investors Trust from ING Investments Distributor, LLC, regarding the reduction in fee in an amount equal to 0.04% per annum (this waiver is in addition to the 0.15% waiver) payable under the ING Investors Trust Second Amended and Restated Shareholder Service and Distribution Plan for the Adviser Class shares of ING Large Cap Growth Portfolio from July 21, 2012 through May 1, 2014 (54)

(f)	Waiver Letter dated July 21, 2012 ING Investors Trust from ING Investments Distributor, LLC, regarding the reduction in fee in an amount equal to 0.09% per annum (this waiver is in addition to the 0.15% waiver) payable under the ING Investors Trust Second Amended and Restated Shareholder Service and Distribution Plan for the Adviser Class shares of ING Large Cap Growth Portfolio from July 21, 2012 through May 1, 2014 (54)

(g)	Schedule A, dated May 1, 2013 to the Third Amended and Restated Shareholder Service and Distribution Plan for Adviser Class shares (54)

(h)	Waiver Letter dated May 1, 2013 ING Investors Trust from ING Investments Distributor, LLC, regarding the reduction in fee in an amount equal to 0.15% per annum payable under the Third Amended and Restated Shareholder Service and Distribution Plan for the Adviser Class shares of ING Global Perspectives Portfolio from May 1, 2013 through May 1, 2015 (54)

(C)          (i)          ING Investors Trust Second Amended and Restated Distribution Plan with ING Investors Trust, effective November 29, 2012, for ING American Funds Portfolios and ING Bond Portfolio (54)

(a)	Waiver Letter dated July 20, 2012, to waive a portion of the distribution fee ING Bond Portfolio (formerly, ING American Funds Bond Portfolio) through May 1, 2014 (52)

(D)          (i)          Amended and Restated Shareholder Service Plan with ING Investors Trust, effective November 29, 2012 for Single Class Series, Service Class, and Service 2 Class Shares (54)

(a)	Waiver Letter dated May 1, 2013 to waive the shareholder service fee for Service Class Shares of ING U.S. Stock Index Portfolio from May 1, 2013 through May 1, 2014 (54)

(b)	Amended Schedule A, Schedule of Series, dated May 1, 2013, with respect to the Shareholder Service Plan for Single Class Series, Service Class, and Service 2 Class shares, between ING Investors Trust and ING Investments Distributor, LLC (54)

(E)          (i)          Amended and Restated Shareholder Service and Distribution Plan for ADV Class regarding ING Retirement Portfolios effective November 29, 2012 (54)

(a)	Waiver Letter dated May 1, 2102 to reduce the distribution fee for Adviser Class shares regarding ING Retirement Portfolios until May 1, 2014 (54)

(F)          (i)          Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust, approved March 30, 2005 (26)

(a)	Amended Schedule A dated May 1, 2013 with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust (54)

11.	Opinion and Consent of Counsel (55)

12.	Opinion and Consent of Counsel Supporting Tax Matters and Consequences — To be filed by subsequent post-effective amendment.

13.  (A)         (i)           Amended and Restated Shareholder Services Agreement, dated April 29, 2005, between ING Investors Trust and Directed Services, Inc. (25)

(a)	Amended Schedule A of Series, effective July 17, 2006, with respect to the Amended and Restated Shareholder Services Agreement between ING Investors Trust and Directed Services, LLC, dated April 29, 2005, to include ING FMRSM Equity Income Portfolio and ING Pioneer Equity Income Portfolio (34)

(ii)	Shareholder Services Agreement, dated April 29, 2005, between ING Investors Trust and Directed Services, Inc. with respect to ING FMRSM Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities and ING MFS Utilities Portfolios (25)

(iii)	Third Party Brokerage Agreement, dated March 1, 2002, between The Citation Group of Merrill Lynch, Pierce, Fenner & Smith Incorporated and GCG Trust (25)

(iv)	Securities Lending Agreement and Guaranty with The Bank of New York Melon and Schedule I, dated August 7, 2003 (22)

(a)	Amended Exhibit A effective May 1, 2012, with respect to the Securities Lending Agreement and Guaranty, dated August 7, 2003 (54)

(b)	Global Securities Lending Supplement (25)

(B)         (i)          Organizational Agreement for Golden American Life Insurance Company (1)

(a)	Assignment Agreement dated March 20, 1991 for Organizational Agreement (for Golden American Life Insurance) (1)

(b)	Form of Addendum to Organizational Agreement (for Golden American Life Insurance Company) adding Market Manager Series and Value Equity Series (2)

(c)	Addendum dated September 25, 1995 to the Organizational Agreement adding the Strategic Equity Series (1)

(d)	Addendum dated December 29, 1995 to the Organizational Agreement adding the Small Cap Series (14)

(e)	Form of Addendum to the Organizational Agreement adding Managed Global Series (15)

(f)	Addendum dated August 19, 1997 to the Organizational Agreement adding Mid-Cap Growth Series, Research Series, Total Return Series, Growth & Income Series, Value & Growth, Global Fixed Income Series, Growth Opportunities Series, and Developing World Series (8)

(g)	Addendum dated February 16, 1999 to the Organizational Agreement adding International Equity Series and the Large Cap Value Series (9)

(h)	Addendum dated June 15, 1999 to the Organizational Agreement adding Investors Series, All Cap Series and the Large Cap Growth Series (9)

(i)	Addendum dated May 18, 2000 to the Organizational Agreement adding Diversified Mid-Cap Series, Asset Allocation Growth Series and the Special Situations Series (4)

(j)	Addendum dated November 16, 2000 to the Organizational Agreement adding International Equity Series (5)

(k)	Addendum dated February 22, 2001 to the Organizational Agreement adding Internet Tollkeeper Series (6)

(l)	Addendum dated February 26, 2002 to the Organizational Agreement adding: Global Franchise, Equity Growth, J.P. Morgan Fleming, Small Cap Equity, Fundamental Growth, Focus Value, International Enhanced EAFE (7)

(ii)	Organizational Agreement for The Mutual Benefit Life Insurance Company (2)

(a)	Assignment Agreement for Organizational Agreement (for The Mutual Benefit Life Insurance Company) (1)

(C)          (i)          Settlement Agreement for Golden American Life Insurance Company (1)

(ii)	Assignment Agreement for Settlement Agreement (2)

(iii)	Settlement Agreement for The Mutual Benefit Life Insurance Company (1)

(iv)	Assignment Agreement for Settlement Agreement (1)

(D)          (i)         Indemnification Agreement dated March 20, 1991 between The Specialty Managers Trust and Directed Services, Inc. (1)

(ii)	Form of Indemnification Agreement dated October 25, 2004 by and among Lion Connecticut Holdings Inc. and the registered investment companies identified on Schedule A (25)

(a)	Form of Schedule A with respect to Indemnification Agreement (25)

(E)          (i)          Form of Fund Participation Agreement, effective January 1, 2007, among ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, and Security Life of Denver Insurance Company and ING Investments Distributor, LLC (formerly known as ING Funds Distributor, LLC) and ING Investors Trust and ING Partners, Inc. (36)

(a)	Amendment No. 1, effective September 20, 2010, with respect to the Participation Agreement (49)

(ii)	Form of Shareholder Servicing Agreement, effective January 1, 2007, between ING Investors Trust, ING Partners, Inc., ING Investments Distributor, LLC (formerly known as ING Funds Distributor, LLC), ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company (36)

(F)          (i)          Transfer Agency Services Agreement dated February 25, 2009 between BNY Mellon Investment Services (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) and ING Investors Trust (45)

(a)	Amended Exhibit A, effective May 1, 2013 to the Transfer Agency Services Agreement dated February 25, 2009 (54)

(b)	Amendment effective as of February 8, 2011 to Transfer Agency Services Agreement (50)

(G)          (i)          Allocation Agreement dated May 24, 2002 — Fidelity Bond (23)

(a)	Amended Schedule A, dated May 2007 with respect to the Allocation Agreement — Blanket Bond (42)

(ii)	Allocation Agreement dated May 24, 2002 — Directors & Officers Liability (23)

(a)	Amended Schedule, dated May 2007 with respect to the Allocation Agreement — Directors and Officers Liability (42)

(iii)	Amended and Restated Proxy Agent Fee Allocation Agreement effective August 21, 2003 as amended and restated on January 1, 2007 (36)

(a)	Amended Schedule A, dated November 2011 with respect to Amended and Restated ISS Proxy Voting Fee Allocation Agreement (52)

(iv)	FT Interactive Data Services Agreement effective as of March 1, 2000 (39)

(a)	Amended Schedule A, dated November 2011 with respect to the FT Fee Allocation Agreement (52)

(v)	Amended and Restated The Bank of New York-Wilshire Atlas/Axion Attribution and Risk Analysis System Fee Allocation Agreement, dated January 1, 2007 (36)

(a)	Amended Schedule A and Schedule B, dated November 2011 with respect to the Amended and Restated Bank of New York-Wilshire Atlas/Axiom Attribution and Risk Analysis System Fee Allocation Agreement (52)

(H)          (i)         Amended and Restated Expense Limitation Agreement, effective February 25, 2004, restated February 1, 2005, between ING Investments, LLC and ING Investors Trust (25)

(a)	Amended Schedule A, effective July 20, 2012, to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Investors Trust (52)

(b)	First Amendment, effective January 30, 2009 to the Amended and Restated Expense Limitation Agreement, dated February 25, 2004 (46)

(ii)	Amended and Restated Expense Limitation Agreement, effective February 1, 2005, amended and restated on August 2, 2010 between Directed Services LLC and ING Investors Trust (36)

(a)	First Amendment, effective January 30, 2009 to the Amended and Restated Expense Limitation Agreement, dated February 1, 2005 (46)

(b)	Amended Schedule A, dated July 21, 2012 to the Amended and Restated Expense Limitation Agreement effective February 1, 2005 amended and restated on January 1, 2007 between ING Investments Distributor, LLC (formerly known as ING Funds Distributor, LLC) and ING Investors Trust (52)

(c)	Side Letter Agreement effective May 1, 2013 between Directed Services LLC and ING Investors Trust with regard to lowering the expense ratio for ING DFA World Equity Portfolio (54)

(d)	Recoupment Waiver dated May 2, 2011 between Directed Services LLC and ING Investors Trust with regard to ING T. Rowe Price International Stock Portfolio, ING Franklin Income Portfolio, and MFS Utilities Portfolio (50)

(iii)	Amended and Restated Expense Limitation Agreement, effective January 1, 2005, amended and restated on January 1, 2007 between Directed Services LLC and ING Investors Trust (36)

(a)	First Amendment dated January 30, 2009 to the Amended and Restated Expense Limitation Agreement effective January 1, 2005, as amended and restated on January 1, 2007 between Directed Services LLC and ING Investors Trust (48)

(b)	Amended Schedule A, effective July 1, 2011 to the Expense Limitation Agreement, ING Investors Trust Operating Expenses Limits (52)

(iv)	Amended and Restated Expense Limitation Agreement, dated September 23, 2005, amended and restated on January 1, 2007 between ING Investments Distributor, LLC (formerly known as ING Funds Distributor, LLC) and ING Investors Trust (36)

(a)	First Amendment, effective January 30, 2009 to the Amended and Restated Expense Limitation Agreement, dated September 23, 2005 (46)

(v)	Expense Limitation Agreement, effective September 15, 2008 between Directed Services LLC and ING Investors Trust regarding ING American Funds World Allocation Portfolio (46)

(a)	Schedule A, effective September 15, 2008 to the Expense Limitation Agreement dated September 15, 2008 (46)

(b)	First Amendment, effective January 30, 2009 to the Expense Limitation Agreement, dated September 15, 2008 (46)

(c)	Side Letter Agreement dated May 1, 2013, to the Expense Limitation Agreement dated September 15, 2008 between Directed Services LLC and ING Investors Trust with regards to ING American Funds World Allocation Portfolio (54)

(vi)	Expense Limitation Agreement, effective August 12, 2009 between Directed Services LLC and ING Investors Trust regarding ING Retirement Portfolios (46)

(vii)	Expense Limitation Agreement, effective December 14, 2010 between ING Investments, LLC and ING Investors Trust regarding ING American Funds Global Growth and Income Portfolio and ING International Growth and Income Portfolio (50)

14.	Consent of independent registered public accounting firm (55)

15.	Not applicable.

16.	Powers of Attorney — (55)

17.	Not applicable.

(1)	Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512
(2)	Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512
(3)	Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 8, 1999 File No. 33-23512

(4)	Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of The GCG Trust as filed on July 14, 2000 File No. 33-23512
(5)	Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 1, 2000 File No. 33-23512
(6)	Incorporated by reference to Post-Effective Amendment No. (46) to the Registration Statement on Form N-1A of the GCG Trust as filed on April 27, 2001 File No. 33-23512
(7)	Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of The GCG Trust as filed on April 24, 2002 File No. 33-23512
(8)	Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of The GCG Trust as filed on September 2, 1997, File No. 33-23512
(9)	Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 29, 2000 File No. 33-23512
(10)	Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 12, 2001 File No. 33-23512
(11)	Incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 8, 2002 File No. 33-23512
(12)	Incorporated by reference to Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1 as filed with the Securities and Exchange Commission on April 19, 2001, File No. 33-74190
(13)	Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 for Southland Life Insurance Company and its Southland Separate Account L1 as filed with the Securities and Exchange Commission on October 13, 2000, File No. 33-97852
(14)	Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 22, 1995, File No. 33-23512
(15)	Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of The GCG Trust as filed on June 14, 1996, File No. 33-23512
(16)	Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 10, 2003, File No. 33-23512
(17)	Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on April 30, 2003, File No. 33-23512
(18)	Incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on August 1, 2003, File No. 33-23512
(19)	Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on September 2, 2003, File No. 33-23512
(20)	Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512
(21)	Incorporated by reference to Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on January 30, 2004, File No. 33-23512
(22)	Incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on February 27, 2004, File No. 33-23512
(23)	Incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512
(24)	Incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512
(25)	Incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed April 11, 2005, File No. 33-23512
(26)	Incorporated by reference to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust as filed April 29, 2005, File No. 33-23512
(27)	Incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of the ING Investors Trust as filed July 26, 2005, File No. 33-23512
(28)	Incorporated by reference to Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of the ING Investors Trust as filed October 19, 2005, File No. 33-23512
(29)	Incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A of the ING Investors Trust as filed November 28, 2005, File No. 33-23512
(30)	Incorporated by reference to Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A of the ING Investors Trust as filed January 3, 2006, File No. 33-23512
(31)	Incorporated by reference to Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A of the ING Investors Trust as filed January 27, 2006, File No. 33-23512

(32)	Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A of the ING Investors Trust as filed March 29, 2006, File No. 33-23512
(33)	Incorporated by reference to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2006, File No. 33-23512
(34)	Incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A of ING Investors Trust as filed July 14, 2006
(35)	Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A of ING Investors Trust as filed February 7, 2007
(36)	Incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2007
(37)	Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A of ING Investors Trust as filed June 4, 2007
(38)	Incorporated by reference to Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A of ING Investors Trust as filed July 27, 2007
(39)	Incorporated by reference to Post-Effective Amendment No. 81 to the Registration Statement on Form N-1A of ING Investors Trust as filed on August 17, 2007
(40)	Incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement on Form N-1A of ING Investors Trust as filed on October 16, 2007
(41)	Incorporated by reference to Post-Effective Amendment No. 85 to the Registration Statement on Form N-1A of ING Investors Trust as filed on November 5, 2007
(42)	Incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement on Form N-1A of ING Investors Trust as filed on April 25, 2008
(43)	Incorporated by reference to Post-Effective Amendment No. 92 to the Registration Statement on Form N-1A of ING Investors Trust as filed on September 12, 2008
(44)	Incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement on Form N-1A of ING Investors Trust as filed on February 9, 2009
(45)	Incorporated by reference to Post-Effective Amendment No. 95 to the Registration Statement on Form N-1A of ING Investors Trust as filed on April 30, 2009
(46)	Incorporated by reference to Post-Effective Amendment No. 97 to the Registration Statement on Form N-1A of ING Investors Trust as filed on August 11, 2009
(47)	Incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement on Form N-1A of ING Investors Trust as filed on November 25, 2009
(48)	Incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement on Form N-1A of ING Investors Trust as filed on April 29, 2010
(49)	Incorporated by reference to Post-Effective Amendment No. 104 to the Registration Statement on Form N-1A of ING Investors Trust as filed on December 8, 2010
(50)	Incorporated by reference to Post-Effective Amendment No. 106 to the Registration Statement on Form N-1A of ING Investors Trust as filed on April 27, 2011
(51)	Incorporated by reference to Post-Effective Amendment No. 108 to the Registration Statement on Form N-1A of ING Investors Trust as filed on February 10, 2012.
(52)	Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement on Form N-1A of ING Investors Trust as filed on April 26, 2012.
(53)	Incorporated by reference to Post-Effective Amendment No. 111 to the Registration Statement on Form N-1A of ING Investors Trust as filed on February 11, 2013.
(54)	Incorporated by reference to Post-Effective Amendment No. 112 to the Registration Statement on Form N-1A of ING Investors Trust as filed on April 24, 2013.
(55)	Filed herein.

ITEM 17. UNDERTAKINGS

1.	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.	The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 19th day of March, 2014.

Voya Investors Trust

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Shaun Mathews*	President, Chief Executive Officer, and Interested Trustee	March 19, 2014

Todd Modic*	Senior Vice President and Chief/Principal Financial Officer	March 19, 2014

Patricia W. Chadwick*	Trustee	March 19, 2014

Albert E. DePrince, Jr.*	Trustee	March 19, 2014

J. Michael Earley*	Trustee	March 19, 2014

Russell H. Jones*	Trustee	March 19, 2014

Patrick Kenny*	Trustee	March 19, 2014

Joseph E. Obermeyer	Trustee	March 19, 2014

Sheryl K. Pressler*	Trustee	March 19, 2014

Colleen D. Baldwin*	Trustee	March 19, 2014

Peter S. Drotch*	Chairman and Trustee	March 19, 2014

Roger B. Vincent*	Trustee	March 19, 2014

John V. Boyer*	Trustee	March 19, 2014

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.**
as Attorney-in-Fact

** Powers of Attorney for Shaun Mathews, Todd Modic and each Trustee are attached hereto.

EXHIBIT INDEX

EXHIBIT NUMBER	EXHIBIT DESCRIPTION
(11)	Opinion and Consent of Counsel
(14)	Consent of Independent Registered Public Accounting Firm
(16)	Powers of Attorney